1933 Act File No. 333-36019
                                                  1940 Act File No. 811-08365






                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-1A EL/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT
OF 1933                                                                [X]
         Pre-Effective Amendment No.          1                        [X]
         Post-Effective Amendment No.                                  [ ]
                                                              ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
         COMPANY ACT OF 1940                                           [X]
         Amendment No.                        1                        [X]
                                             ---

                       EVERGREEN SELECT FIXED INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          Dorothy E. Bourassa, Esquire
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


         Registrant has filed a declaration pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 registering an indefinite number or amount of shares under the Securities Act of 1933, as amended.



                     Approximate Date of Proposed Offering:
                 As soon as practicable after the effective date
                         of the Registration Statement.

                      EVERGREEN SELECT FIXED INCOME TRUST
                                   CONTENTS OF
                            REGISTRATION STATEMENT ON
                                    FORM N-1A

     This Registration Statement on Form N-1A of the Registrant consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                  Facing Sheet

                                  Contents Page

                              Cross-Reference Sheet

                                     PART A

                  Prospectuses of Evergreen Fixed Income Funds
                 Prospectuses of Evergreen Limited Duration Fund
                 Prospectuses of Evergreen Tax Exempt Bond Fund

                                     PART B

                      Statements of Additional Information

                                     PART C

                                    Exhibits

                           Number of Security Holders

                                 Indemnification

              Business and Other Connections of Investment Advisers

                              Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                       EVERGREEN SELECT FIXED INCOME TRUST

                              CROSS REFERENCE SHEET
            Pursuant to Rule 481(a) under the Securities Act of 1933


ITEM OF PART A OF FORM N-1A                     LOCATION IN PROSPECTUS

1.       Cover Page                             Cover Page
2.       Synopsis and Fee Table                 Cover Page; Expenses
3.       Condensed Financial                    Not applicable.
         Information
4.       General Description of                 Cover Page; Fund Details
         Registrant
5.       Management of the Fund                 Fund Details
6.       Capital Stock and Other                Fund Details; Buying and
         Securities                             Selling Shares
7.       Purchase of Securities                 Buying and Selling
         Being Offered                          Shares
8.       Redemption or Repurchase               Buying and Selling
                                                Shares
9.       Pending Legal Proceedings              Not Applicable.


ITEM IN PART B OF FORM N-1A                     LOCATION IN STATEMENT OF
                                                ADDITIONAL INFORMATION

10.      Cover Page                              Cover Page
11.      Table of Contents                       Table of Contents
12.      General Information and                 Not Applicable.
         History
13.      Investment Objectives and               Securities and Investment
         Policies                                Practices; Investment
                                                 Restrictions and Guidelines
14.      Management of the Fund                  Investment Advisory
                                                 Services
15.      Control Persons and                     Control Persons and
         Principal Holders of                    Principal Holders of
         Securities                              Securities
16.      Investment Advisory and                 Investment Advisory and
         Other Services                          Other Services
17.      Brokerage Allocation                    Brokerage Allocation and
                                                 Other Practices
18.      Capital Stock and Other                 Description of Shares;
         Securities                              Voting Rights; Limitation
                                                 of Trustees' Liability
19.      Purchase, Redemption and                Purchase, Redemption and
         Pricing of Securities                   Pricing of Securities Being
         Being Offered                           Offered
20.      Tax Status                              Additional Tax Information
21.      Underwriters                            Principal Underwriter
22.      Calculation of                          Calculation of Performance
         Performance Data                        Data
23.      Financial Statements                    Not
                                                 applicable.

                     EVERGREEN SELECT FIXED INCOME TRUST

                                     PART A

                                 PROSPECTUS(ES)







----------------------------------------------------------------------------
 PROSPECTUS                                                 November   , 1997
----------------------------------------------------------------------------

[Evergreen Logo appears here]




EVERGREEN SELECT FIXED INCOME TRUST


----------------------------------------------------------------------------

Evergreen Select Core Bond Fund
Evergreen Select Fixed Income Fund
Evergreen Select Income Plus Fund
Evergreen Select Intermediate Bond Fund
(Each a "Fund," together the "Funds")




INSTITUTIONAL SHARES




     This prospectus explains important information about the Institutional Shares of the Evergreen Select Fixed Income Trust, including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."



     To learn more about the Evergreen Select Fixed Income Trust, call 1-800-633-2700 for a free copy of the Funds' statement of additional information ("SAI") dated November , 1997 as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus.



Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------





 EXPENSES                                        3
 FUND DESCRIPTIONS                               3
           Each Fund's Investment Objective      3
           Each Fund's Investment Approach       4
           Securities and Investment Practices
              Used By Each Fund                  4
 BUYING AND SELLING SHARES                       7
           How To Buy Shares                     7
           How To Redeem Shares                  7
           Additional Transaction Policies       8
           Exchanges                             8
           Dividends                             9
           Taxes                                 9
           Shareholder Services                  9


 FUND DETAILS                                     9
           Fund Organization and Service
              Providers                           9
           Other Information and Policies        12
           Fund Performance                      13

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------
     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending September 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."



                                                   Management                    Other         Total Operating
                                                      Fees                     Expenses        Expenses (After
 Annual Fund Operating Expenses                  (After Expense    12b-1    (After Expense    Expense Waivers or
(as a percentage of average daily net assets)      Waivers)1       Fees     Reimbursements)   Reimbursements)1
Evergreen Select Core Bond Fund                      0.30%         None          0.12%              0.42%
Evergreen Select Fixed Income Fund                   0.40%         None          0.12%              0.52%
Evergreen Select Income Plus Fund                    0.40%         None          0.11%              0.51%
Evergreen Select Intermediate Bond Fund              0.30%         None         0.10%1              0.40%
 Example of Fund Expenses                            1 year       3 years
Evergreen Select Core Bond Fund                  $            4   $    13
Evergreen Select Fixed Income Fund               $            5   $    17
Evergreen Select Income Plus Fund                $            5   $    16
Evergreen Select Intermediate Bond Fund          $            4   $    13


--------

(1) The Fund's investment adviser has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee. Without such waivers each Management Fee set forth above would be 0.10% higher. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser has limited the Other Expenses of Evergreen Select Intermediate Bond Fund to 0.10%. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:




 Fund                                      Total Fund Operating Expenses
Evergreen Select Core Bond Fund                       0.52%
Evergreen Select Fixed Income Fund                    0.62%
Evergreen Select Income Plus Fund                     0.61%
Evergreen Select Intermediate Bond Fund               0.63%


--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
EACH FUND'S INVESTMENT OBJECTIVE


     Evergreen Select Core Bond Fund seeks to maximize total return. The Fund is managed pursuing a controlled risk approach which uses duration adjustments, sector composition and security selection in an effort to exceed the return of its benchmark, the Lehman Brothers Aggregate Bond Index.


     Evergreen Select Fixed Income Fund seeks a high level of current income and a potential for capital appreciation. As a secondary objective, the Fund seeks preservation of capital. The Fund seeks a return that exceeds the return of its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index.

     Evergreen Select Income Plus Fund seeks a high level of current income and a potential for capital appreciation. The Fund seeks a return that exceeds the return of its benchmark, the Lehman Brothers Government/ Corporate Bond Index.



     Evergreen Select Intermediate Bond Fund seeks to maximize total return. The Fund is managed pursuing a controlled risk approach which uses duration adjustments, sector composition and security selection in an effort to exceed the return of its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index. The Fund currently expects the dollar weighted average maturity of its investments to range from two to six years.



     Each Fund's investment objective(s) are nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.


EACH FUND'S INVESTMENT APPROACH


     Each Fund invests at least 65% of its assets in investment grade debt securities (including convertible securities) of the U.S. government and its agencies and instrumentalities; foreign governments and their subdivisions, agencies and instrumentalities; domestic and foreign corporations; and obligations of international agencies or supranational entities. Each of the Funds will invest only in U.S. dollar denominated securities.


     Each Fund may invest in a variety of derivative instruments that are consistent with its investment objective(s) and policies, including options, futures and options on futures. The Funds may also invest in mortgage-backed and other asset-backed securities, inflation-indexed bonds, structured notes, loan participations, interest rate swaps and index swaps. For more information, see "Derivatives" and "Mortgage-Backed Securities" below.



     Each Fund may lend portfolio securities and enter into repurchase and reverse repurchase agreements, forward commitment and when-issued transactions.




     Each Fund may also invest up to 35% of its assets in high-yield, high-risk bonds. See "High-yield, High-risk Bonds" below.



     Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


Debt Securities. Each Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When a Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. For information on below-investment grade bonds, see "High-yield, High-risk Bonds" below. Investment grade bonds are regarded as having a greater capacity to pay interest and repay principal. However, adverse economic conditions, or changing circumstances may to lead to a weakened capacity to pay interest and repay principal than higher-rated bonds.


     Each Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.



United States ("U.S.") Government Securities. Each Fund may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government. While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.



Foreign Securities. Each Fund may buy U.S. dollar denominated obligations of foreign governments and corporations. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the U.S. All of these factors can make foreign investments more volatile than U.S. investments.


Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Each Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.



     Early repayment of the mortgages underlying the securities may expose a fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what a fund anticipated at the time of purchase.



     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


High-yield, High-risk Bonds. High-yield, high-risk bonds (commonly called "junk bonds") are bonds rated BB or lower by S&P or Fitch or Ba by Moody's or, if unrated or rated under another system, are of comparable quality to obligations so rated as determined by a Fund's investment adviser. Since these bonds have a low rating, a degree of doubt surrounds the ability of the issuer to continue interest payments. High-yield, high-risk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher grade bonds, issuers of high-yield, high-risk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of high-yield, high-risk bonds to pay interest and principal is uncertain. Moreover, the value of a high-yield, high-risk bond may react strongly to real or perceived unfavorable news about an issuer or the economy. If a high-yield, high-risk bond issuer defaults, the bond will lose some or all of its value.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

     Each Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies. The Funds may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscribtion rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.



Investing in Securities of Other Investment Companies. The Funds may invest in securities in other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.



When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Institutional investors may buy Institutional Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.



Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.



Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-633-2700.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.



Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of the business day (generally 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:



     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121



     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.


     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If a Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.



     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.



     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.


ADDITIONAL TRANSACTION POLICIES

How the Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES

     You may exchange Institutional shares of any Fund for Institutional Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.


     Signatures on exchange orders must be guaranteed, as described below.


     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund declares dividends from its net investment income daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.


     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.


SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.


Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Fixed Income Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, their performance and their contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate equally in dividends and distributions from the Funds' assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The investment adviser to each Fund is the First Capital Group ("FCG") of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and First Union National Bank are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     Each Fund pays FCG a fee for its services as set forth below. FCG's annual advisory fees are expressed as a percentage of average net assets. In addition, FCG has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in the net advisory fees that are also indicated in the table below.



     Fund                                       Advisory Fee   Net Advisory Fee
     Evergreen Select Core Bond Fund               0.40%            0.30%
     Evergreen Select Fixed Income Fund            0.50%            0.40%
     Evergreen Select Income Plus Fund             0.50%            0.40%
     Evergreen Select Intermediate Bond Fund       0.40%            0.30%


     FCG currently intends to continue waiving 0.10% of each Fund's respective advisory fee through November 30, 1998. However, FCG may modify or cancel its expense waiver at any time.


Portfolio Managers. Information about the individual portfolio managers responsible for management of the Trust's currently operational Funds, including their occupations for the past five years, is provided below.

--------------------------------------------------------------------------------

Fund               Portfolio Manager(s)


Evergreen Select Core The portfolio managers of the Fund are Robert Cheshire and Bruce J. Besecker.
Bond Fund
                   Robert Cheshire. Robert Cheshire joined First Fidelity Bank in 1990, which was acquired by First Union in 1995, as Vice President and senior portfolio manager. He is head of the Newark Taxable Fixed Income Unit and manages the Evergreen Intermediate Term Government Securities Fund.


                   Bruce J. Besecker. Bruce Besecker has over 16 years investment experience. In addition to managing the Philadelphia Taxable Fixed Income Unit for Capital Management Group of FUNB, he maintains fund and individual account responsibilities. Mr. Besecker joined First Union in 1987.


Evergreen Select Fixed The portfolio managers of the Fund are Thomas Ellis,
Income Fund            Rollin C. Williams and Robert Cheshire.


                   Thomas Ellis. Thomas Ellis has over 28 years of experience in investments. Mr. Ellis joined First Union in 1985 as a Vice President and Senior Portfolio Manager. At First Union he is responsible for the portfolio management of over $1 billion in taxable fixed income assets, including Evergreen Short-Intermediate Bond Fund, a mutual fund; the Fixed Income Fund, a common trust fund; and 17 separate accounts. Prior to joining First Union, Mr. Ellis served in the bond department of 1st Tennessee Bank.

--------------------------------------------------------------------------------
 Fund           Portfolio Manager(s)
                   Rollin C. Williams, CFA. Rollin Williams has over 28 years of investment and banking management experience. In addition to managing First Union's Diversified Bond Group Trust and the Evergreen U.S. Government Fund, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Before joining First Union, Mr. Williams was the head of fixed income investment at Dominion Trust Company in Roanoke, VA. Mr. Williams has been with First Union since 1993 when Dominion was acquired by the bank; he started with Dominion Trust Company in 1988.

                   Robert Cheshire. Robert Cheshire joined First Fidelity Bank in 1990, which was acquired by First Union in 1995, as Vice President and senior portfolio manager. He is head of the Newark Taxable Fixed Income Unit and manages the Evergreen Intermediate Term Government Securities Fund.

Evergreen Select   The portfolio managers of the Fund are George Prattos and J.
                   P. Weaver.
Income Plus Fund
                   George Prattos. George Prattos has over 18 years of investment experience. Mr. Prattos joined First Union in 1991 as a Vice President and Director of the Specialty Fixed
                   Income Group. He is primarily responsible for managing specialty fixed income products throughout the First Union system.


                   J. P. Weaver. J. P. Weaver has over 12 years of market experience in fixed income investments. He joined First Union in 1994 as a Vice President and Director of Fixed Income Research. In addition, he manages several separate accounts within the Specialty Fixed Income Group. Mr. Weaver joined First Union from One Federal Asset Management in Boston, MA, where he served as a portfolio manager from 1988-1994.


Evergreen Select   The portfolio managers of the Fund are Thomas Ellis, Rollin
Intermediate Bond  C. Williams and Robert Cheshire.
Fund

                   Thomas Ellis. Thomas Ellis has over 28 years of experience in investments. Mr. Ellis joined First Union in 1985 as a Vice President and Senior Portfolio Manager. At First Union he is responsible for the portfolio management of over $1 billion in taxable fixed income assets, including Evergreen Short-Intermediate Bond Fund, a mutual fund; the Fixed Income Fund, a common trust fund; and 17 separate accounts. Prior to joining First Union, Mr. Ellis served in the bond department of 1st Tennessee Bank.


                   Rollin C. Williams, CFA. Rollin Williams has over 28 years of investment and banking management experience. In addition to managing First Union's Diversified Bond Group Trust and the Evergreen U.S. Government Fund, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Before joining First Union, Mr. Williams was the head of fixed income investment at Dominion Trust Company in Roanoke, VA. Mr. Williams has been with First Union since 1993 when Dominion was acquired by the bank; he started with Dominion Trust Company in 1988.

                   Robert Cheshire. Robert Cheshire joined First Fidelity Bank in 1990, which was acquired by First Union in 1995, as Vice President and senior portfolio manager. He is head of the Newark Taxable Fixed Income Unit and manages the Evergreen Intermediate Term Government Securities Fund.




Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.

Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule.




                             Aggregate Average Daily Net Assets Of Mutual Funds
                                  For Which Any Subsidiary Of First Union
       Administrative Fee              Serves As Investment Adviser
              0.060 %                     on the first $7 billion
              0.0425%                     on the next $3 billion
              0.035 %                     on the next $5 billion
              0.025 %                     on the next $10 billion
              0.019 %                     on the next $5 billion
              0.014 %               on assets in excess of $30 billion



SubAdministrator. BISYS Fund Services serves as sub-administrator to the Funds. For its services BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which First Union subsidiaries also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:



                              Aggregate Average Daily Net Assets Of Mutual Funds Administered
                                     By BISYS For Which Any Subsidiary Of First Union
    Sub-Administrative Fee                     Serves As Investment Adviser
               0.0100%                           on the first $7 billion
               0.0075%                            on the next $3 billion
               0.0050%                           on the next $15 billion
               0.0040%                      on assets in excess of $25 billion

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.



Securities Transactions. Under policies established by the Trust's Board of Trustees, FCG selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FCG may select broker-dealers who are affiliated with FCG. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which FCG may use in advising the Funds or its other clients.

Portfolio Turnover. The estimated annual portfolio turnover rates for each Fund is not expected to exceed the rate set forth below.



                                                           Estimated Annual
                Fund Name                                  Portfolio Turnover
                Evergreen Select Core Bond Fund                   50%
                Evergreen Select Fixed Income Fund                50%
                Evergreen Select Income Plus Fund                 50%
                Evergreen Select Intermediate Bond Fund           50%


Code of Ethics. The Fund and FCG have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FCG (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund, other than Evergreen Select Core Bond Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Core Bond Fund offers three classes of shares, Charitable, Institutional and Institutional Service. Only Institutional shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.


FUND PERFORMANCE

Total return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.



Related Performance Information. The Funds commenced operations on or about November 24, 1997. On that date, each of four common trust funds (each a "CTF") transferred assets to the Fund having corresponding investment objectives, policies and limitations in exchange for shares of such Fund. After such transfer, each Fund's portfolio of investments on October 31, 1997, was the same as the portfolio of the corresponding CTF immediately prior to the transfer.


     The CTFs are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Institutional Shares is calculated for periods commencing before October 31, 1997, by including the corresponding CTF's average annual total return. The CTFs average annual total return is adjusted to reflect the deduction of fees and expenses under "Expenses". These fees and expenses include management fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.


     The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. The CTFs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

                                                                  10 Years (Or
                                                                     since      Inception
 Fund Name (Predecessor CTF)         1 Year   3 Years   5 Years   Inception)      Date
Evergreen Select Core Bond Fund
  (Charitable Fixed Income Trust)
  Institutional Shares               7.84%     9.05%     7.02%       8.87%
Evergreen Select Fixed Income Fund
  (Fixed Income Trust)
  Institutional Shares               6.66%     7.98%     6.06%       7.87%
Evergreen Select Income Plus Fund
  (Income Plus (1996) Trust)
  Institutional Shares               8.55%     9.55%     7.10%       8.39%




General. The Funds may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS Weisenberger and Value Line, other industry publications or various indexes, such as the Lehman Brothers Aggregate Bond Index.

Investment Adviser
First Capital Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288



Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110


Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


63152

----------------------------------------------------------------------------
   PROSPECTUS                                                 November   , 1997
----------------------------------------------------------------------------

[EVERGREEN LOGO APPEARS HERE]




EVERGREEN SELECT INTERMEDIATE TAX EXEMPT BOND FUND ("THE FUND")


----------------------------------------------------------------------------

INSTITUTIONAL SHARES




     This prospectus explains important information about the Institutional Shares of the Evergreen Select Fixed Income Trust, including how the Fund invests and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in the Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in the Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Fund. You can find information on the risks associated with investing in the Fund under the section called "Fund Description."


     To learn more about the Evergreen Select Fixed Income Trust, call 1-800-633-2700 for a free copy of the Funds' statement of additional
information ("SAI") dated November   , 1997 as supplemented from time to time.
The Fund has filed the SAI with the Securities and Exchange Commission and has incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Fund are:


o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------





 EXPENSES                                        3
 FUND DESCRIPTION                                3
           The Fund's Investment Objective       3
           Securities and Investment Practices
              Used By The Fund                   4
 BUYING AND SELLING SHARES                       6
           How To Buy Shares                     6
           How To Redeem Shares                  7
           Additional Transaction Policies       8
           Exchanges                             8
           Dividends                             8
           Taxes                                 8
           Shareholder Services                  9


 FUND DETAILS                                   9
           Fund Organization and Service
              Providers                          9
           Other Information and Policies       10
           Fund Performance                      11

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending September 30, 1998. The Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Fund Details."




                                                   Management                    Other         Total Operating
                                                     Fees1                     Expenses        Expenses (After
 Annual Fund Operating Expenses                  (After Expense    12b-1    (After Expense    Expense Waivers or
(as a percentage of average daily net assets)       Waivers)       Fees     Reimbursements)   Reimbursements)1
Evergreen Select Intermediate Tax Exempt Bond
Fund                                                 0.50%         None          0.14%              0.64%
 Example of Fund Expenses                            1 year       3 years
Evergreen Select Intermediate Tax Exempt Bond
Fund                                             $            7   $    20


--------

(1) The Fund's investment adviser has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee. Without such waivers the Management Fee set forth above would be 0.10% higher. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. Absent expense waivers and/or reimbursements, the Total Operating Expenses for the Fund would be 0.74% of average daily net assets.

--------------------------------------------------------------------------------

                                FUND DESCRIPTION

--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE


     Evergreen Select Intermediate Tax Exempt Bond Fund seeks the highest possible current income, exempt from federal income taxes, consistent with the Fund's maturity and preservation of capital.


     Under normal market conditions, the Fund invests its assets according to applicable guidelines issued by the Securities and Exchange Commission concerning investment in tax-exempt securities. The Fund may not change this investment policy without shareholder approval. To comply with this requirement, the Fund normally invests at least 80% of its assets in securities exempt from federal income tax. The Fund may invest up to 20% of its assets in securities that are subject to the alternative minimum tax and/or taxable obligations. The Fund will maintain a dollar-weighted average maturity of five to ten years.


     The Fund may invest in a variety of derivative instruments that are consistent with its investment objective(s) and policies including options, futures and options on futures. The Fund also may invest in mortgage-backed and other asset-backed securities, inflation-indexed bonds, structured notes, loan participations, interest rate swaps and index swaps. For more information, see "Derivatives" and "Mortgage-Backed Securities" below.


     The Fund may lend portfolio securities and enter into repurchase and reverse repurchase agreements, forward commitment and when-issued transactions. The Fund may invest up to 20% of its assets in high-yield, high-risk bonds, but not in bonds that are rated below B.




     The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

     The Fund's investment objective is nonfundamental. As a result, the Fund may change its objective(s) without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding the Fund's fundamental investment policies or other related investment policies.


SECURITIES AND INVESTMENT PRACTICES USED BY THE FUND

     You can find more information about the types of securities in which the Fund may invest, the types of investment techniques the Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Fund's SAI contains additional information about these investments and investment techniques.


Debt Securities. The Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:



     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.



     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. For information on below-investment grade bonds, see "High-yield, High-risk Bonds" below. Investment grade bonds are regarded as having a greater capacity to pay interest and repay principal. However, adverse economic conditions, or changing circumstances may lead to a weakened capacity to pay interest and repay principal than higher-rated bonds.


     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


United States ("U.S.") Government Securities. The Fund may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.



     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Municipal Securities. Municipal securities include municipal bonds, notes and commercial paper obligations that are obligations issued by or on behalf of States of the U.S., territories and possessions of the U.S., the District of Columbia and their political sub-divisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligations and revenue bonds (including municipal lease obligations and resource recovery bonds). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.

Foreign Securities. The Fund may buy U.S. dollar denominated obligations of foreign governments and corporations. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the U.S. All of these factors can make foreign investments more volatile than U.S. investments.


Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. The Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.



     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.



High-yield, High-risk Bonds. High-yield, high-risk bonds (commonly called "junk bonds") are bonds rated BB or lower by S&P or Fitch or Ba by Moody's or, if unrated or rated under another system, are of comparable quality to obligations so rated as determined by the Fund's investment adviser. Since these bonds have a low rating, a degree of doubt surrounds the ability of the issuer to continue interest payments. High-yield, high-risk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher grade bonds, issuers of high-yield, high-risk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of high-yield, high-risk bonds to pay interest and principal is uncertain. Moreover, the value of a high-yield, high-risk bond may react strongly to real or perceived unfavorable news about an issuer or the economy. If a high-yield, high-risk bond issuer defaults, the bond will lose some or all of its value.



Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.



     The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies. The Fund may use futures and options for hedging purposes only, not for speculation.



     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.



Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscribtion rights.


Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.


Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Other Investment Restrictions. The Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Institutional investors may buy Institutional Shares of the Fund through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.



Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.



Opening an Account. You may open an account by mailing a signed account application to the Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-633-2700.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy the Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, the Fund must receive and accept your order by the close of the business day (generally 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Fund Calculates Its NAV."


     You may, at the Fund's discretion, pay for shares of the Fund with securities instead of cash. Additionally, if you want to buy the Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. The Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, the Fund will value the securities in the manner described under "How the Fund Calculates Its NAV." Investors who receive the Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.



HOW TO REDEEM SHARES


     You may redeem shares of the Fund by mail, telephone or other types of telecommunication.



Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:



     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121



     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.



     If you are unable to reach the Fund or the Service Company by telephone, you should redeem by mail.



     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.



Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If the Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, the Fund pays redemption proceeds within seven days. The Fund may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Fund Calculates Its NAV."


     The Fund may, at its discretion, pay your redemption proceeds with securities instead of cash. However, the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Fund, the Service Company nor the Fund's distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Fund, the Service Company nor the Fund's distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.



     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.

ADDITIONAL TRANSACTION POLICIES


How the Fund Calculates Its NAV. The Fund's NAV equals the value of its share without sales charges. The Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.



Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES


     You may exchange Institutional shares of the Fund for Institutional Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.



     Signatures on exchange orders must be guaranteed, as described below.



     The Fund reserves the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.



     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS


     As a shareholder, you are entitled to your share of earnings on the Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that the Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. The Fund declares dividends from its net investment income daily and pays such dividends monthly. The Fund pays shareholders its net capital gains at least once a year.



Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES


     The Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.



     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.



     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.



SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.


Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS



Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. The Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Fixed Income Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders participate equally in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The investment adviser to the Fund is the First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and First Union National Bank are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     The Fund pays FUNB a fee for its services equal to 0.60% of average daily net assets, FUNB has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in a net advisory fee of 0.50%. FUNB currently intends to continue waiving 0.10% of the Fund's respective advisory fee through November 30, 1998. However, FUNB may modify or cancel its expense waiver at any time.

Portfolio Manager. Richard K. Marrone is the Fund's portfolio manager. Richard Marrone has over 15 years of investment and market experience. Mr. Marrone joined First Union in 1993 as a Vice President and Senior Portfolio Manager. Mr. Marrone came to First Union from Woodbridge Capital Management where he served as a portfolio manager for mutual and common trust funds.


Distributor. Evergreen Distributor, Inc. is the Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Fund and distributes its shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.


Transfer Agent. Evergreen Service Company is the Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule.




                             Aggregate Average Daily Net Assets Of Mutual Funds
                                  For Which Any Subsidiary Of First Union
       Administrative Fee              Serves As Investment Adviser
              0.060 %                     on the first $7 billion
              0.0425%                     on the next $3 billion
              0.035 %                     on the next $5 billion
              0.025 %                     on the next $10 billion
              0.019 %                     on the next $5 billion
              0.014 %               on assets in excess of $30 billion



SubAdministrator. BISYS Fund Services serves as sub-administrator to the Fund. For its services BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which First Union subsidiaries also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:



                              Aggregate Average Daily Net Assets Of Mutual Funds Administered
                                     By BISYS For Which Any Subsidiary Of First Union
    Sub-Administrative Fee                     Serves As Investment Adviser
               0.0100%                           on the first $7 billion
               0.0075%                            on the next $3 billion
               0.0050%                           on the next $15 billion
               0.0040%                      on assets in excess of $25 billion

OTHER INFORMATION AND POLICIES


Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as the Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, the Fund may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising the Fund or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 75%.


Code of Ethics. The Fund and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Fund and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. The Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.



FUND PERFORMANCE


Total return. Total return is the change in value of an investment in the Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Related Performance Information. The Fund commenced operations on or about November 24, 1997. On that date, a common trust fund (a "CTF") transferred assets to the Fund in exchange for shares of the Fund. After such transfer, the Fund's portfolio of investments was the same as the portfolio of the CTF immediately prior to the transfer.


The CTF is for all practical purposes a "predecessor" of the Fund. As a result, the performance the Fund's Institutional Shares is calculated for periods
commencing before November   , 1997, by including the CTF's average annual
total return. The CTFs average annual total return is adjusted to reflect the deduction of fees and expenses applicable to the Class as stated in the Fee
Table of the Funds' initial prospectus that was effective November   , 1997.
These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.


The quoted performance data includes the performance of the CTF for the period before the Trust's Registration Statement became effective. The CTF was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, its performance might have been adversely affected. In addition, the CTF was not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTF may be subject to certain charges as set forth in its Plan Document. Total return figures would be lower for the period if it reflected these charges.

                                                                                  10 Years (Or
                                                                                     since      Inception
 Fund Name (Predecessor CTF)                         1 Year   3 Years   5 Years   Inception)      Date
Evergreen Select Intermediate Tax Exempt Bond Fund
  (National Tax Exempt Trust)
  Institutional Shares                               7.55%     7.43%     6.13%       7.03%



General. The Fund may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS Weisenberger and Value Line, other industry publications or various indexes, such as the Lehman Brothers Aggregate Bond Index.

Investment Adviser
First Capital Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288



Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent

Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116



Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110


Distributor

Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019



63151

----------------------------------------------------------------------------
PROSPECTUS                                                 November   , 1997
----------------------------------------------------------------------------

[Evergreen Logo appears here]




EVERGREEN SELECT MONEY MARKET/LIMITED DURATION FUNDS


----------------------------------------------------------------------------

Evergreen Select 100% Treasury Money Market Fund
Evergreen Select Limited Duration Fund
(Each a "Fund," together the "Funds")




INSTITUTIONAL SHARES





     This prospectus explains important information about the Institutional Shares of the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in a Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


     To learn more about the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, call 1-800-633-2700 for a free copy
of the Fund's statement of additional information ("SAI") dated November   ,
1997, as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission and has incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Funds are:


o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.



     An investment in the Select 100% Treasury Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Select 100% Treasury Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------





 EXPENSES                                        3
 FUND DESCRIPTIONS                               3
          Each Fund's Investment Objective       3
          Securities and Investment Practices
              Used By Each Fund                  4
 BUYING AND SELLING SHARES                       6
          How To Buy Shares                      6
          How To Redeem Shares                   7
          Additional Transaction Policies        8
          Exchanges                              9
          Dividends                              9
          Taxes                                  9
          Shareholder Services                  10


 FUND DETAILS                                   10
          Fund Organization and Service
              Providers                         10
          Other Information and Policies        11
          Fund Performance                      12

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------

     The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending February 28, 1998. The example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The example is for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."




                                                    Management                     Other         Total Operating
                                                       Fees                      Expenses        Expenses (After
 Annual Fund Operating Expenses                   (After Expense     12b-1    (After Expense    Expense Waivers or
(as a percentage of average daily net assets)    Reimbursements)1    Fees     Reimbursements)   Reimbursements)1
Evergreen Select 100% Treasury Money Market
Fund                                                  0.15%          None          0.05%              0.20%
Evergreen Select Limited Duration Fund                0.20%          None          0.10%              0.30%
 Example of Fund Expenses                             1 year        3 years
Evergreen Select 100% Treasury Money Market
Fund                                             $              2   $     6
Evergreen Select Limited Duration Fund           $              3   $    10


--------

(1) The Fund's investment adviser has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee. Without such waiver the Management Fee set forth above would be 0.10% higher. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser has limited the Other Expenses of Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund to 0.05% and 0.10%, respectively. Without this limitation, Other Expenses of the Funds would be 0.08% and 0.17% higher. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be 0.38% and 0.57%, respectively of average daily net assets.

--------------------------------------------------------------------------------

                               FUND DESCRIPTIONS

--------------------------------------------------------------------------------

EACH FUND'S INVESTMENT OBJECTIVE


     Evergreen Select 100% Treasury Money Market Fund seeks to maintain stability of principal while earning current income. In addition, the Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund seeks to achieve its investment objective by investing only in U.S. Treasury Securities. There is no assurance that the Fund will achieve its investment objective or maintain a stable net asset value of $1.00 per share.



     The Fund will invest in securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities under Rule 2a-7 of the Investment Company Act of 1940, as amended ("Rule 2a-7"). The Fund will also comply with the diversification requirements prescribed by Rule 2a-7.




     Evergreen Select Limited Duration Fund seeks to provide current income consistent with preservation of capital and low principal fluctuation. The average portfolio duration of the Fund will normally vary from one to three years based on the Fund's adviser's forecast for interest rates. The Fund seeks a return that exceeds the return of its benchmark, the Merril Lynch 1-3 Year Treasury Bond Index.


     The Fund invests at least 65% of its assets in investment grade debt securities (including convertible securities) of the U.S. government and its agencies and instrumentalities; foreign governments and their subdivisions, agencies and instrumentalities; domestic and foreign corporations; and obligations of international agencies or supranational entities. The Fund invests only in U.S. dollar denominated securities.

     The Fund may invest in a variety of derivative instruments that are consistent with its investment objective and policies. Such derivatives may include options, futures and options on futures. The Fund may also invest in mortgage-backed and other asset-backed securities, inflation-indexed bonds, structured notes, loan participations, interest rate swaps and index swaps. For more information, see "Derivatives" and "Mortgage-Backed Securities" below.


     The Fund may lend portfolio securities and enter into repurchase and reverse repurchase agreements, forward commitment and when-issued transactions.



     The Fund may also invest up to 35% of its assets in high-yield, high-risk bonds. See "High-yield, High-risk Bonds" below.


     The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which each Fund may invest, the types of investment techniques each Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


United States ("U.S.") Government Securities. Each Fund may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. The Evergreen Select 100% Treasury Money Market Fund may only invest in U.S. Treasury Securities. U.S. Treasury Securities are high quality debt securities that are issued by the U.S. Treasury, such as Treasury bills, notes and bonds. U.S. Treasury Securities are guaranteed as to principal and interest and are supported by the full faith and credit of the United States. In addition to U.S. Treasury Securities Evergreen Limited Duration Fund may invest in U. S. government securities that are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.


     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.


     The following types of securities are those in which only the Evergreen Select Limited Duration Fund may invest:


Debt Securities. The Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. For information on below-investment grade bonds, see "High-yield, High-risk Bonds" below. Investment grade bonds are regarded as having a greater capacity to pay interest and repay principal. However, adverse economic conditions, or changing circumstances may lead to a weakened capacity to pay interest and repay principal than higher-rated bonds.


     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


Municipal Securities. Municipal securities include municipal bonds, notes and commercial paper obligations that are obligations issued by or on behalf of States of the U.S., territories and possessions of the U.S., the District of Columbia and their political sub-divisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligations and revenue bonds (including municipal lease obligations and resource recovery bonds). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.


Foreign Securities. The Fund may buy U.S. dollar denominated obligations of foreign governments and corporations. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the U.S. All of these factors can make foreign investments more volatile than U.S. investments.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. The Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.


     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


High-yield, High-risk Bonds. High-yield, high-risk bonds (commonly called "junk bonds") are bonds rated BB or lower by S&P or Fitch or Ba by Moody's or, if unrated or rated under another system, are of comparable quality to obligations so rated as determined by the Fund's investment adviser. Since these bonds have a low rating, a degree of doubt surrounds the ability of the issuer to continue interest payments. High-yield, high-risk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher grade bonds, issuers of high-yield, high-risk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of high-yield, high-risk bonds to pay interest and principal is uncertain. Moreover, the value of a high-yield, high-risk bond may react strongly to real or perceived unfavorable news about an issuer or the economy. If a high-yield, high-risk bond issuer defaults, the bond will lose some or all of its value.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.


     The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies. The Fund may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Institutional investors may buy Institutional Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.



Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-633-2700.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time). Therefore, depending on when the Fund accepts your order, you will receive its NAV calculated at 12 noon or 4:00 p.m.


     When you buy shares of the Evergreen Select Limited Duration Fund, the Fund must receive and accept your order by the close of the business day (generally 4:00 p.m. Eastern time), in order to receive that day's offering price; otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculates Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.



HOW TO REDEEM SHARES


     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.



Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:



     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121



     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.



     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.



     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV next computed after a Fund receives your request. Since the Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, depending on when the Fund receives your request, you will receive its NAV calculated at 12 noon or 4:00 p.m. Generally, the Fund pays redemption proceeds within seven days.


     When you sell shares of the Evergreen Select Limited Duration Fund, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If the Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV.


     Generally, the Funds pay redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Fund's distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.


ADDITIONAL TRANSACTION POLICIES


How the Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment adviser, are accrued daily. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. The Evergreen Select Limited Duration Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The securities in the Evergreen Select 100% Treasury Money Market Fund's portfolio are valued on an amortized cost basis according to Rule 2a-7 under the 1940 Act. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method.


     The Evergreen Select Limited Duration Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.



Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES


     You may exchange Institutional Shares of the Funds for Institutional Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.



     Signatures on exchange orders must be guaranteed, as described below.



     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.



     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS


     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund declares dividends from its net investment income daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.



Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES


     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.



     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.


Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS



Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. The Evergreen Select 100% Treasury Money Market Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Money Market Trust." The Evergreen Select Limited Duration Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Fixed Income Trust" (the "Trusts"). The Trusts are Delaware business trusts organized on September 17, 1997.


Board of Trustees. The Trusts are supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.



Shareholder Rights. All shareholders participate equally in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.



     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The investment adviser to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     Each Fund pays FUNB an annual fee for its services equal to 0.25% of average daily net assets. The Evergreen Select 100% Treasury Money Market Fund pays an annual fee equal to 0.25% of average daily net assets. The Evergreen Select Limited Duration Fund pays an annual fee equal to 0.30% of average daily net assets. FUNB has voluntarily agreed to reduce each Fund's advisory fee by 0.10%, resulting in a net advisory fee of 0.15% and 0.20%, respectively. FUNB currently intends to continue waiving 0.10% of each Fund's advisory fee through November 30, 1998. However, FUNB may modify or cancel its expense waiver at any time.


Portfolio Managers. The portfolio managers of the Fund are George Prattos,
     David Fowley and Bradley B. Ridinger.


     George Prattos. George Prattos has over 18 years of investment experience. Mr. Prattos joined First Union in 1991 as a Vice President and Director of the Specialty Fixed Income Group. He is primarily responsible for managing specialty fixed income products throughout the First Union system.

     David Fowley. David Fowley has over five years of investment experience. Mr. Fowley joined First Union in 1994 as a Trust Investment Officer and Portfolio Manager.


     Bradley B. Ridinger. Brad Ridinger, CFA, has over 10 years of investment management experience. Mr. Ridinger joined First Union in 1987 as a Vice President and Senior Portfolio Manager.


Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.


Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:




                             Aggregate Average Daily Net Assets Of Mutual Funds
                                  For Which Any Subsidiary Of First Union
       Administrative Fee              Serves As Investment Adviser
              0.060 %                     on the first $7 billion
              0.0425%                     on the next $3 billion
              0.035 %                     on the next $5 billion
              0.025 %                     on the next $10 billion
              0.019 %                     on the next $5 billion
              0.014 %               on assets in excess of $30 billion



SubAdministrator. BISYS Fund Services serves as sub-administrator to the Funds. For its services, BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which First Union subsidiaries also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:



                              Aggregate Average Daily Net Assets Of Mutual Funds Administered
                                     By BISYS For Which Any Subsidiary Of First Union
    Sub-Administrative Fee                     Serves As Investment Adviser
               0.0100%                           on the first $7 billion
               0.0075%                            on the next $3 billion
               0.0050%                           on the next $15 billion
               0.0040%                      on assets in excess of $25 billion

OTHER INFORMATION AND POLICIES


Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising the Funds or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for the Evergreen Select Limited Duration Fund is not expected to exceed 100%.


Code of Ethics. The Funds and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.



FUND PERFORMANCE


Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Related Performance Information. Evergreen Select Limited Duration Fund commenced operations on or about November 24, 1997. On that date, a common trust fund (a "CTF") transferred assets to the Fund in exchange for shares of the Fund. After such transfer, the Fund's portfolio of investments was the same as the portfolio of the CTF immediately prior to the transfer.


     The CTF is for all practical purposes a "predecessor" of the Fund. As a result, the performance for the Fund's Institutional Shares is calculated for periods commencing before October 31, 1997, by including the CTF's average annual total return. The CTFs average annual total return is adjusted to reflect the deduction of fees and expenses applicable to the Class as stated in
the Fee Table of the Funds' initial prospectus that was effective November   ,
1997. These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.


     The quoted performance data includes the performance of the CTF for periods before the Trust's Registration Statement became effective. The CTF was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, its performance might have been adversely affected. In addition, the CTF was not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTF may be subject to certain charges as set forth in its Plan Document. Total return figures would be lower for the period if it reflected these charges.




                                                                                 10 Years (Or
                                                                                    since      Inception
 Fund Name (Predecessor CTF)                        1 Year   3 Years   5 Years   Inception)      Date
Evergreen Select Limited Duration Fund
  (Short Term Investment Management Fund-Taxable)
  Institutional Shares                              6.52%     6.90%      N/A        6.40%

General. The Funds may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS Weisenberger and Value Line, other industry publications or various indexes.



For more information on the Fund's performance, see the SAI.

Investment Adviser
First Capital Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288



Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent

Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116



Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110


Distributor

Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019



63185
541906

----------------------------------------------------------------------------
 PROSPECTUS                                                 November   , 1997
----------------------------------------------------------------------------

[Evergreen Logo appears here]




EVERGREEN SELECT FIXED INCOME TRUST


----------------------------------------------------------------------------

Evergreen Select Core Bond Fund
Evergreen Select Fixed Income Fund
Evergreen Select Income Plus Fund
Evergreen Select Intermediate Bond Fund
(Each a "Fund," together the "Funds")



INSTITUTIONAL SERVICE SHARES




     This prospectus explains important information about the Institutional Service Shares of the Evergreen Select Fixed Income Trust, including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.



     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."



     To learn more about the Evergreen Select Fixed Income Trust, call 1-800-343-3453 for a free copy of the Funds' statement of additional information ("SAI") dated November , 1997 as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus.



Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------





 EXPENSES                                        3
 FUND DESCRIPTIONS                               3
           Each Fund's Investment Objective      3
           Each Fund's Investment Approach       4
           Securities and Investment Practices
              Used By Each Fund                  4
 BUYING AND SELLING SHARES                       7
           How To Buy Shares                     7
           How To Redeem Shares                  7
           Additional Transaction Policies       8
           Exchanges                             8
           Dividends                             9
           Taxes                                 9
           Shareholder Services                  9


 FUND DETAILS                                   9
           Fund Organization and Service
              Providers                          9
           Other Information and Policies       12
           Fund Performance                      13

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------
     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending September 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."



                                                   Management                    Other         Total Operating
                                                      Fees                     Expenses        Expenses (After
 Annual Fund Operating Expenses                  (After Expense    12b-1    (After Expense    Expense Waivers or
(as a percentage of average daily net assets)      Waivers)1       Fees     Reimbursements)   Reimbursements)1
Evergreen Select Core Bond Fund                      0.30%         0.25%         0.12%              0.67%
Evergreen Select Fixed Income Fund                   0.40%         0.25%         0.12%              0.77%
Evergreen Select Income Plus Fund                    0.40%         0.25%         0.11%              0.76%
Evergreen Select Intermediate Bond Fund              0.30%         0.25%        0.10%1              0.65%
 Example of Fund Expenses                            1 year       3 years
Evergreen Select Core Bond Fund                  $            5   $    17
Evergreen Select Fixed Income Fund               $            8   $    25
Evergreen Select Income Plus Fund                $            8   $    24
Evergreen Select Intermediate Bond Fund          $            8   $    24


--------

(1) The Fund's investment adviser has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee. Without such waivers each Management Fee set forth above would be 0.10% higher. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser has limited the Other Expenses of Evergreen Select Intermediate Bond Fund to 0.10%. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:




 Fund                                      Total Fund Operating Expenses
Evergreen Select Core Bond Fund                       0.77%
Evergreen Select Fixed Income Fund                    0.88%
Evergreen Select Income Plus Fund                     0.86%
Evergreen Select Intermediate Bond Fund               0.88%


--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
EACH FUND'S INVESTMENT OBJECTIVE


     Evergreen Select Core Bond Fund seeks to maximize total return. The Fund is managed pursuing a controlled risk approach which uses duration adjustments, sector composition and security selection in an effort to exceed the return of its benchmark, the Lehman Brothers Aggregate Bond Index.


     Evergreen Select Fixed Income Fund seeks a high level of current income and a potential for capital appreciation. As a secondary objective, the Fund seeks preservation of capital. The Fund seeks a return that exceeds the return of its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index.

     Evergreen Select Income Plus Fund seeks a high level of current income and a potential for capital appreciation. The Fund seeks a return that exceeds the return of its benchmark, the Lehman Brothers Government/ Corporate Bond Index.



     Evergreen Select Intermediate Bond Fund seeks to maximize total return. The Fund is managed pursuing a controlled risk approach which uses duration adjustments, sector composition and security selection in an effort to exceed the return of its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index. The Fund currently expects the dollar weighted average maturity of its investments to range from two to six years.



     Each Fund's investment objective(s) are nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.


EACH FUND'S INVESTMENT APPROACH


     Each Fund invests at least 65% of its assets in investment grade debt securities (including convertible securities) of the U.S. government and its agencies and instrumentalities; foreign governments and their subdivisions, agencies and instrumentalities; domestic and foreign corporations; and obligations of international agencies or supranational entities. Each of the Funds will invest only in U.S. dollar denominated securities.


     Each Fund may invest in a variety of derivative instruments that are consistent with its investment objective(s) and policies, including options, futures and options on futures. The Funds may also invest in mortgage-backed and other asset-backed securities, inflation-indexed bonds, structured notes, loan participations, interest rate swaps and index swaps. For more information, see "Derivatives" and "Mortgage-Backed Securities" below.



     Each Fund may lend portfolio securities and enter into repurchase and reverse repurchase agreements, forward commitment and when-issued transactions.




     Each Fund may also invest up to 35% of its assets in high-yield, high-risk bonds. See "High-yield, High-risk Bonds" below.



     Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


Debt Securities. Each Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When a Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. For information on below-investment grade bonds, see "High-yield, High-risk Bonds" below. Investment grade bonds are regarded as having a greater capacity to pay interest and repay principal. However, adverse economic conditions, or changing circumstances may to lead to a weakened capacity to pay interest and repay principal than higher-rated bonds.


     Each Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.



United States ("U.S.") Government Securities. Each Fund may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government. While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.



Foreign Securities. Each Fund may buy U.S. dollar denominated obligations of foreign governments and corporations. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the U.S. All of these factors can make foreign investments more volatile than U.S. investments.


Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Each Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.



     Early repayment of the mortgages underlying the securities may expose a fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what a fund anticipated at the time of purchase.



     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


High-yield, High-risk Bonds. High-yield, high-risk bonds (commonly called "junk bonds") are bonds rated BB or lower by S&P or Fitch or Ba by Moody's or, if unrated or rated under another system, are of comparable quality to obligations so rated as determined by a Fund's investment adviser. Since these bonds have a low rating, a degree of doubt surrounds the ability of the issuer to continue interest payments. High-yield, high-risk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher grade bonds, issuers of high-yield, high-risk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of high-yield, high-risk bonds to pay interest and principal is uncertain. Moreover, the value of a high-yield, high-risk bond may react strongly to real or perceived unfavorable news about an issuer or the economy. If a high-yield, high-risk bond issuer defaults, the bond will lose some or all of its value.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

     Each Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies. The Funds may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscribtion rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.



Investing in Securities of Other Investment Companies. The Funds may invest in securities in other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.



When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Institutional investors may buy Institutional Service Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Service Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.


Minimum Investment. The minimum initial investment in Institutional Service Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.


Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.



Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of the business day (generally 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:



     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121



     The signatures on the written request must be properly guaranteed, as described below.



How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.



     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.


     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If a Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.



     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.



     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.


ADDITIONAL TRANSACTION POLICIES

How the Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES


     You may exchange Institutional Service Shares of any Fund for Institutional Service Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.



     Signatures on exchange orders must be guaranteed, as described below.


     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund declares dividends from its net investment income daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.


     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.


SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.



Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Fixed Income Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, their performance and their contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate equally in dividends and distributions from the Funds' assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The investment adviser to each Fund is the First Capital Group ("FCG") of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and First Union National Bank are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     Each Fund pays FCG a fee for its services as set forth below. FCG's annual advisory fees are expressed as a percentage of average net assets. In addition, FCG has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in the net advisory fees that are also indicated in the table below.



     Fund                                       Advisory Fee   Net Advisory Fee
     Evergreen Select Core Bond Fund               0.40%            0.30%
     Evergreen Select Fixed Income Fund            0.50%            0.40%
     Evergreen Select Income Plus Fund             0.50%            0.40%
     Evergreen Select Intermediate Bond Fund       0.40%            0.30%


     FCG currently intends to continue waiving 0.10% of each Fund's respective advisory fee through November 30, 1998. However, FCG may modify or cancel its expense waiver at any time.


Portfolio Managers. Information about the individual portfolio managers responsible for management of the Trust's currently operational Funds, including their occupations for the past five years, is provided below.

--------------------------------------------------------------------------------

Fund               Portfolio Manager(s)


Evergreen Select Core The portfolio managers of the Fund are Robert Cheshire and Bruce J. Besecker.
Bond Fund
                   Robert Cheshire. Robert Cheshire joined First Fidelity Bank in 1990, which was acquired by First Union in 1995, as Vice President and senior portfolio manager. He is head of the Newark Taxable Fixed Income Unit and manages the Evergreen Intermediate Term Government Securities Fund.


                   Bruce J. Besecker. Bruce Besecker has over 16 years investment experience. In addition to managing the Philadelphia Taxable Fixed Income Unit for Capital Management Group of FUNB, he maintains fund and individual account responsibilities. Mr. Besecker joined First Union in 1987.


Evergreen Select Fixed The portfolio managers of the Fund are Thomas Ellis,
Income Fund        Rollin C. Williams and Robert Cheshire.


                   Thomas Ellis. Thomas Ellis has over 28 years of experience in investments. Mr. Ellis joined First Union in 1985 as a Vice President and Senior Portfolio Manager. At First Union he is responsible for the portfolio management of over $1 billion in taxable fixed income assets, including Evergreen Short-Intermediate Bond Fund, a mutual fund; the Fixed Income Fund, a common trust fund; and 17 separate accounts. Prior to joining First Union, Mr. Ellis served in the bond department of 1st Tennessee Bank.

--------------------------------------------------------------------------------
 Fund           Portfolio Manager(s)
                   Rollin C. Williams, CFA. Rollin Williams has over 28 years of investment and banking management experience. In addition to managing First Union's Diversified Bond Group Trust and the Evergreen U.S. Government Fund, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Before joining First Union, Mr. Williams was the head of fixed income investment at Dominion Trust Company in Roanoke, VA. Mr. Williams has been with First Union since 1993 when Dominion was acquired by the bank; he started with Dominion Trust Company in 1988.

                   Robert Cheshire. Robert Cheshire joined First Fidelity Bank in 1990, which was acquired by First Union in 1995, as Vice President and senior portfolio manager. He is head of the Newark Taxable Fixed Income Unit and manages the Evergreen Intermediate Term Government Securities Fund.

Evergreen Select   The portfolio managers of the Fund are George Prattos and J.
                   P. Weaver.
Income Plus Fund
                   George Prattos. George Prattos has over 18 years of investment experience. Mr. Prattos joined First Union in 1991 as a Vice President and Director of the Specialty Fixed
                   Income Group. He is primarily responsible for managing specialty fixed income products throughout the First Union system.


                   J. P. Weaver. J. P. Weaver has over 12 years of market experience in fixed income investments. He joined First Union in 1994 as a Vice President and Director of Fixed Income Research. In addition, he manages several separate accounts within the Specialty Fixed Income Group. Mr. Weaver joined First Union from One Federal Asset Management in Boston, MA, where he served as a portfolio manager from 1988-1994.


Evergreen Select   The portfolio managers of the Fund are Thomas Ellis, Rollin
Intermediate Bond  C. Williams and Robert Cheshire.
Fund

                   Thomas Ellis. Thomas Ellis has over 28 years of experience in investments. Mr. Ellis joined First Union in 1985 as a Vice President and Senior Portfolio Manager. At First Union he is responsible for the portfolio management of over $1 billion in taxable fixed income assets, including Evergreen Short-Intermediate Bond Fund, a mutual fund; the Fixed Income Fund, a common trust fund; and 17 separate accounts. Prior to joining First Union, Mr. Ellis served in the bond department of 1st Tennessee Bank.


                   Rollin C. Williams, CFA. Rollin Williams has over 28 years of investment and banking management experience. In addition to managing First Union's Diversified Bond Group Trust and the Evergreen U.S. Government Fund, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Before joining First Union, Mr. Williams was the head of fixed income investment at Dominion Trust Company in Roanoke, VA. Mr. Williams has been with First Union since 1993 when Dominion was acquired by the bank; he started with Dominion Trust Company in 1988.

                   Robert Cheshire. Robert Cheshire joined First Fidelity Bank in 1990, which was acquired by First Union in 1995, as Vice President and senior portfolio manager. He is head of the Newark Taxable Fixed Income Unit and manages the Evergreen Intermediate Term Government Securities Fund.




Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.

Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule.




                             Aggregate Average Daily Net Assets Of Mutual Funds
                                  For Which Any Subsidiary Of First Union
       Administrative Fee              Serves As Investment Adviser
              0.060 %                     on the first $7 billion
              0.0425%                     on the next $3 billion
              0.035 %                     on the next $5 billion
              0.025 %                     on the next $10 billion
              0.019 %                     on the next $5 billion
              0.014 %               on assets in excess of $30 billion



SubAdministrator. BISYS Fund Services serves as sub-administrator to the Funds. For its services BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which First Union subsidiaries also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:



                              Aggregate Average Daily Net Assets Of Mutual Funds Administered
                                     By BISYS For Which Any Subsidiary Of First Union
    Sub-Administrative Fee                     Serves As Investment Adviser
               0.0100%                           on the first $7 billion
               0.0075%                            on the next $3 billion
               0.0050%                           on the next $15 billion
               0.0040%                      on assets in excess of $25 billion


OTHER INFORMATION AND POLICIES

Distribution Plan. The Trust has adopted a distribution plan for the Institutional Service Class shares of each Fund as allowed under the Investment Company Act of 1940. Each Fund's distribution plan permits the Fund to pay an annual service fee of up to 0.25% of the average daily net assets of the class for personal service rendered to shareholders and/or the maintenance of accounts. Each Fund's distribution plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Funds' distribution plans, see the SAI.



Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.



Securities Transactions. Under policies established by the Trust's Board of Trustees, FCG selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FCG may select broker-dealers who are affiliated with FCG. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which FCG may use in advising the Funds or its other clients.

Portfolio Turnover. The estimated annual portfolio turnover rates for each Fund is not expected to exceed the rate set forth below.



                                                           Estimated Annual
                Fund Name                                  Portfolio Turnover
                Evergreen Select Core Bond Fund                   50%
                Evergreen Select Fixed Income Fund                50%
                Evergreen Select Income Plus Fund                 50%
                Evergreen Select Intermediate Bond Fund           50%


Code of Ethics. The Fund and FCG have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FCG (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.



Other Classes of Shares. Each Fund, other than Evergreen Select Core Bond Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Core Bond Fund offers three classes of shares, Charitable, Institutional and Institutional Service. Only Institutional Service Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.



FUND PERFORMANCE

Total return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.



Related Performance Information. The Funds commenced operations on or about November 24, 1997. On that date, each of four common trust funds (each a "CTF") transferred assets to the Fund having corresponding investment objectives, policies and limitations in exchange for shares of such Fund. After such transfer, each Fund's portfolio of investments on October 31, 1997, was the same as the portfolio of the corresponding CTF immediately prior to the transfer.


     The CTFs are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Institutional Service Shares is calculated for periods commencing before October 31, 1997, by including the corresponding CTF's average annual total return. The CTFs average annual total return is adjusted to reflect the deduction of fees and expenses under "Expenses". These fees and expenses include management fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.


     The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. The CTFs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

                                                                  10 Years (Or
                                                                     since      Inception
 Fund Name (Predecessor CTF)         1 Year   3 Years   5 Years   Inception)      Date
Evergreen Select Core Bond Fund
  (Charitable Fixed Income Trust)
  Institutional Service Shares
Evergreen Select Fixed Income Fund
  (Fixed Income Trust)
  Institutional Service Shares
Evergreen Select Income Plus Fund
  (Income Plus (1996) Trust)
  Institutional Service Shares




General. The Funds may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS Weisenberger and Value Line, other industry publications or various indexes, such as the Lehman Brothers Aggregate Bond Index.

Investment Adviser
First Capital Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288



Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110


Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


62081

----------------------------------------------------------------------------
PROSPECTUS                                                 November   , 1997
----------------------------------------------------------------------------

[Evergreen Logo appears here]




EVERGREEN SELECT INTERMEDIATE TAX EXEMPT BOND FUND ("THE FUND")


----------------------------------------------------------------------------

INSTITUTIONAL SERVICE SHARES




     This prospectus explains important information about the Institutional Service Shares of the Evergreen Select Fixed Income Trust, including how the Fund invests and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in the Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in the Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Fund. You can find information on the risks associated with investing in the Fund under the section called "Fund Description."


     To learn more about the Evergreen Select Fixed Income Trust, call 1-800-343-3453 for a free copy of the Funds' statement of additional
information ("SAI") dated November   , 1997 as supplemented from time to time.
The Fund has filed the SAI with the Securities and Exchange Commission and has incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Fund are:


o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------





 EXPENSES                                        3
 FUND DESCRIPTION                                3
           The Fund's Investment Objective       3
           Securities and Investment Practices
              Used By The Fund                   4
 BUYING AND SELLING SHARES                       6
           How To Buy Shares                     6
           How To Redeem Shares                  7
           Additional Transaction Policies       8
           Exchanges                             8
           Dividends                             8
           Taxes                                 8
           Shareholder Services                  9


 FUND DETAILS                                   9
           Fund Organization and Service
              Providers                          9
           Other Information and Policies       10
           Fund Performance                      11

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending September 30, 1998. The Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Fund Details."




                                                   Management                    Other         Total Operating
                                                     Fees1                     Expenses        Expenses (After
 Annual Fund Operating Expenses                  (After Expense    12b-1    (After Expense    Expense Waivers or
(as a percentage of average daily net assets)       Waivers)       Fees     Reimbursements)   Reimbursements)1
Evergreen Select Intermediate Tax Exempt Bond
Fund                                                 0.50%         0.25%         0.14%              0.89%
 Example of Fund Expenses                            1 year       3 years
Evergreen Select Intermediate Tax Exempt Bond
Fund                                             $            9   $    28


--------

(1) The Fund's investment adviser has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee. Without such waivers the Management Fee set forth above would be 0.10% higher. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. Absent expense waivers and/or reimbursements, the Total Operating Expenses for the Fund would be 0.99% of average daily net assets.

--------------------------------------------------------------------------------

                                FUND DESCRIPTION

--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE


     Evergreen Select Intermediate Tax Exempt Bond Fund seeks the highest possible current income, exempt from federal income taxes, consistent with the Fund's maturity and preservation of capital.


     Under normal market conditions, the Fund invests its assets according to applicable guidelines issued by the Securities and Exchange Commission concerning investment in tax-exempt securities. The Fund may not change this investment policy without shareholder approval. To comply with this requirement, the Fund normally invests at least 80% of its assets in securities exempt from federal income tax. The Fund may invest up to 20% of its assets in securities that are subject to the alternative minimum tax and/or taxable obligations. The Fund will maintain a dollar-weighted average maturity of five to ten years.


     The Fund may invest in a variety of derivative instruments that are consistent with its investment objective(s) and policies including options, futures and options on futures. The Fund also may invest in mortgage-backed and other asset-backed securities, inflation-indexed bonds, structured notes, loan participations, interest rate swaps and index swaps. For more information, see "Derivatives" and "Mortgage-Backed Securities" below.


     The Fund may lend portfolio securities and enter into repurchase and reverse repurchase agreements, forward commitment and when-issued transactions. The Fund may invest up to 20% of its assets in high-yield, high-risk bonds, but not in bonds that are rated below B.




     The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

     The Fund's investment objective is nonfundamental. As a result, the Fund may change its objective(s) without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding the Fund's fundamental investment policies or other related investment policies.


SECURITIES AND INVESTMENT PRACTICES USED BY THE FUND

     You can find more information about the types of securities in which the Fund may invest, the types of investment techniques the Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Fund's SAI contains additional information about these investments and investment techniques.


Debt Securities. The Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:



     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.



     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. For information on below-investment grade bonds, see "High-yield, High-risk Bonds" below. Investment grade bonds are regarded as having a greater capacity to pay interest and repay principal. However, adverse economic conditions, or changing circumstances may lead to a weakened capacity to pay interest and repay principal than higher-rated bonds.


     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


United States ("U.S.") Government Securities. The Fund may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.



     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Municipal Securities. Municipal securities include municipal bonds, notes and commercial paper obligations that are obligations issued by or on behalf of States of the U.S., territories and possessions of the U.S., the District of Columbia and their political sub-divisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligations and revenue bonds (including municipal lease obligations and resource recovery bonds). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.

Foreign Securities. The Fund may buy U.S. dollar denominated obligations of foreign governments and corporations. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the U.S. All of these factors can make foreign investments more volatile than U.S. investments.


Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. The Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.



     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.



High-yield, High-risk Bonds. High-yield, high-risk bonds (commonly called "junk bonds") are bonds rated BB or lower by S&P or Fitch or Ba by Moody's or, if unrated or rated under another system, are of comparable quality to obligations so rated as determined by the Fund's investment adviser. Since these bonds have a low rating, a degree of doubt surrounds the ability of the issuer to continue interest payments. High-yield, high-risk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher grade bonds, issuers of high-yield, high-risk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of high-yield, high-risk bonds to pay interest and principal is uncertain. Moreover, the value of a high-yield, high-risk bond may react strongly to real or perceived unfavorable news about an issuer or the economy. If a high-yield, high-risk bond issuer defaults, the bond will lose some or all of its value.



Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.



     The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies. The Fund may use futures and options for hedging purposes only, not for speculation.



     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.



Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscribtion rights.


Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.


Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Other Investment Restrictions. The Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Institutional investors may buy Institutional Service Shares of the Fund through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Service Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.


Minimum Investment. The minimum initial investment in Institutional Service Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.


Opening an Account. You may open an account by mailing a signed account application to the Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy the Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, the Fund must receive and accept your order by the close of the business day (generally 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Fund Calculates Its NAV."


     You may, at the Fund's discretion, pay for shares of the Fund with securities instead of cash. Additionally, if you want to buy the Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. The Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, the Fund will value the securities in the manner described under "How the Fund Calculates Its NAV." Investors who receive the Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.



HOW TO REDEEM SHARES


     You may redeem shares of the Fund by mail, telephone or other types of telecommunication.



Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:



     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121



     The signatures on the written request must be properly guaranteed, as described below.



How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Fund or the Service Company by telephone, you should redeem by mail.



     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.



Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If the Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, the Fund pays redemption proceeds within seven days. The Fund may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Fund Calculates Its NAV."


     The Fund may, at its discretion, pay your redemption proceeds with securities instead of cash. However, the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Fund, the Service Company nor the Fund's distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Fund, the Service Company nor the Fund's distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.



     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.

ADDITIONAL TRANSACTION POLICIES


How the Fund Calculates Its NAV. The Fund's NAV equals the value of its share without sales charges. The Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.



Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES


     You may exchange Institutional Service Shares of the Fund for Institutional Service Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.



     Signatures on exchange orders must be guaranteed, as described below.



     The Fund reserves the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.



     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS


     As a shareholder, you are entitled to your share of earnings on the Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that the Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. The Fund declares dividends from its net investment income daily and pays such dividends monthly. The Fund pays shareholders its net capital gains at least once a year.



Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES


     The Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.



     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.



     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.


SHAREHOLDER SERVICES


     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.




Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. The Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Fixed Income Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders participate equally in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The investment adviser to the Fund is the First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and First Union National Bank are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     The Fund pays FUNB a fee for its services equal to 0.60% of average daily net assets, FUNB has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in a net advisory fee of 0.50%. FUNB currently intends to continue waiving 0.10% of the Fund's respective advisory fee through November 30, 1998. However, FUNB may modify or cancel its expense waiver at any time.

Portfolio Manager. Richard K. Marrone is the Fund's portfolio manager. Richard Marrone has over 15 years of investment and market experience. Mr. Marrone joined First Union in 1993 as a Vice President and Senior Portfolio Manager. Mr. Marrone came to First Union from Woodbridge Capital Management where he served as a portfolio manager for mutual and common trust funds.


Distributor. Evergreen Distributor, Inc. is the Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Fund and distributes its shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.


Transfer Agent. Evergreen Service Company is the Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule.




                             Aggregate Average Daily Net Assets Of Mutual Funds
                                  For Which Any Subsidiary Of First Union
       Administrative Fee              Serves As Investment Adviser
              0.060 %                     on the first $7 billion
              0.0425%                     on the next $3 billion
              0.035 %                     on the next $5 billion
              0.025 %                     on the next $10 billion
              0.019 %                     on the next $5 billion
              0.014 %               on assets in excess of $30 billion



SubAdministrator. BISYS Fund Services serves as sub-administrator to the Fund. For its services BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which First Union subsidiaries also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:



                              Aggregate Average Daily Net Assets Of Mutual Funds Administered
                                     By BISYS For Which Any Subsidiary Of First Union
    Sub-Administrative Fee                     Serves As Investment Adviser
               0.0100%                           on the first $7 billion
               0.0075%                            on the next $3 billion
               0.0050%                           on the next $15 billion
               0.0040%                      on assets in excess of $25 billion


OTHER INFORMATION AND POLICIES

Distribution Plan.The Trust has adopted a distribution plan for the Institutional Service Class shares of each Fund as allowed under the Investment Company Act of 1940. Each Fund's distribution plan permits the Fund to pay an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. Each Fund's distribution plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Funds' distribution plans, see the SAI.

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as the Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, the Fund may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising the Fund or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 75%.


Code of Ethics. The Fund and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Fund and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. The Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional Service Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.



FUND PERFORMANCE


Total return. Total return is the change in value of an investment in the Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Related Performance Information. The Fund commenced operations on or about November 24, 1997. On that date, a common trust fund (a "CTF") transferred assets to the Fund in exchange for shares of the Fund. After such transfer, the Fund's portfolio of investments was the same as the portfolio of the CTF immediately prior to the transfer.


The CTF is for all practical purposes a "predecessor" of the Fund. As a result, the performance the Fund's Institutional Service Shares is calculated for periods commencing before October 31, 1997, by including the CTF's average annual total return. The CTFs average annual total return is adjusted to reflect the deduction of fees and expenses applicable to the Class as stated in
the Fee Table of the Funds' initial prospectus that was effective November   ,
1997. These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.


The quoted performance data includes the performance of the CTF for the period before the Trust's Registration Statement became effective. The CTF was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, its performance might have been adversely affected. In addition, the CTF was not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTF may be subject to certain charges as set forth in its Plan Document. Total return figures would be lower for the period if it reflected these charges.

                                                                                  10 Years (Or
                                                                                     since      Inception
 Fund Name (Predecessor CTF)                         1 Year   3 Years   5 Years   Inception)      Date
Evergreen Select Intermediate Tax Exempt Bond Fund
  (National Tax Exempt Trust)
  Institutional Service Shares



General. The Fund may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS Weisenberger and Value Line, other industry publications or various indexes, such as the Lehman Brothers Aggregate Bond Index.

Investment Adviser
First Capital Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288



Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent

Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116



Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110


Distributor

Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019



63574

----------------------------------------------------------------------------
   PROSPECTUS                                                 November   , 1997
----------------------------------------------------------------------------

[EVERGREEN LOGO APPEAR HERE]




EVERGREEN SELECT MONEY MARKET/LIMITED DURATION FUNDS


----------------------------------------------------------------------------

Evergreen Select 100% Treasury Money Market Fund
Evergreen Select Limited Duration Fund
(Each a "Fund," together the "Funds")



INSTITUTIONAL SERVICE SHARES




     This prospectus explains important information about the Institutional Service Shares of the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in a Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


     To learn more about the Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund, call 1-800-343-3453 for a free copy
of the Fund's statement of additional information ("SAI") dated November   ,
1997, as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission and has incorporated it by reference (legally included it) into this prospectus.


Please remember that shares of the Funds are:


o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.



     An investment in the Select 100% Treasury Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Select 100% Treasury Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------





 EXPENSES                                        3
 FUND DESCRIPTIONS                               3
          Each Fund's Investment Objective       3
          Securities and Investment Practices
              Used By Each Fund                  4
 BUYING AND SELLING SHARES                       6
          How To Buy Shares                      6
          How To Redeem Shares                   7
          Additional Transaction Policies        8
          Exchanges                              9
          Dividends                              9
          Taxes                                  9
          Shareholder Services                  10


 FUND DETAILS                                   10
          Fund Organization and Service
              Providers                         10
          Other Information and Policies        11
          Fund Performance                      12

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------

     The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending February 28, 1998. The example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The example is for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."




                                                    Management                     Other         Total Operating
                                                       Fees                      Expenses        Expenses (After
 Annual Fund Operating Expenses                   (After Expense     12b-1    (After Expense    Expense Waivers or
(as a percentage of average daily net assets)    Reimbursements)1    Fees     Reimbursements)   Reimbursements)1
Evergreen Select 100% Treasury Money Market
Fund                                                  0.15%          0.25%         0.05%              0.45%
Evergreen Select Limited Duration Fund                0.20%          0.25%         0.10%              0.55%
 Example of Fund Expenses                             1 year        3 years
Evergreen Select 100% Treasury Money Market
Fund                                             $5                 $14
Evergreen Select Limited Duration Fund           $7                 $21


--------

(1) The Fund's investment adviser has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee. Without such waiver the Management Fee set forth above would be 0.10% higher. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser has limited the Other Expenses of Evergreen Select 100% Treasury Money Market Fund and Evergreen Select Limited Duration Fund to 0.05% and 0.10%, respectively. Without this limitation, Other Expenses of the Funds would be 0.08% and 0.17% higher. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be 0.63% and 0.82%, respectively of average daily net assets.

--------------------------------------------------------------------------------

                               FUND DESCRIPTIONS

--------------------------------------------------------------------------------

EACH FUND'S INVESTMENT OBJECTIVE


     Evergreen Select 100% Treasury Money Market Fund seeks to maintain stability of principal while earning current income. In addition, the Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund seeks to achieve its investment objective by investing only in U.S. Treasury Securities. There is no assurance that the Fund will achieve its investment objective or maintain a stable net asset value of $1.00 per share.



     The Fund will invest in securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities under Rule 2a-7 of the Investment Company Act of 1940, as amended ("Rule 2a-7"). The Fund will also comply with the diversification requirements prescribed by Rule 2a-7.




     Evergreen Select Limited Duration Fund seeks to provide current income consistent with preservation of capital and low principal fluctuation. The average portfolio duration of the Fund will normally vary from one to three years based on the Fund's adviser's forecast for interest rates. The Fund seeks a return that exceeds the return of its benchmark, the Merril Lynch 1-3 Year Treasury Bond Index.


     The Fund invests at least 65% of its assets in investment grade debt securities (including convertible securities) of the U.S. government and its agencies and instrumentalities; foreign governments and their subdivisions, agencies and instrumentalities; domestic and foreign corporations; and obligations of international agencies or supranational entities. The Fund invests only in U.S. dollar denominated securities.

     The Fund may invest in a variety of derivative instruments that are consistent with its investment objective and policies. Such derivatives may include options, futures and options on futures. The Fund may also invest in mortgage-backed and other asset-backed securities, inflation-indexed bonds, structured notes, loan participations, interest rate swaps and index swaps. For more information, see "Derivatives" and "Mortgage-Backed Securities" below.


     The Fund may lend portfolio securities and enter into repurchase and reverse repurchase agreements, forward commitment and when-issued transactions.



     The Fund may also invest up to 35% of its assets in high-yield, high-risk bonds. See "High-yield, High-risk Bonds" below.


     The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which each Fund may invest, the types of investment techniques each Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


United States ("U.S.") Government Securities. Each Fund may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. The Evergreen Select 100% Treasury Money Market Fund may only invest in U.S. Treasury Securities. U.S. Treasury Securities are high quality debt securities that are issued by the U.S. Treasury, such as Treasury bills, notes and bonds. U.S. Treasury Securities are guaranteed as to principal and interest and are supported by the full faith and credit of the United States. In addition to U.S. Treasury Securities Evergreen Limited Duration Fund may invest in U. S. government securities that are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.


     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.


     The following types of securities are those in which only the Evergreen Select Limited Duration Fund may invest:


Debt Securities. The Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. For information on below-investment grade bonds, see "High-yield, High-risk Bonds" below. Investment grade bonds are regarded as having a greater capacity to pay interest and repay principal. However, adverse economic conditions, or changing circumstances may lead to a weakened capacity to pay interest and repay principal than higher-rated bonds.


     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


Municipal Securities. Municipal securities include municipal bonds, notes and commercial paper obligations that are obligations issued by or on behalf of States of the U.S., territories and possessions of the U.S., the District of Columbia and their political sub-divisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligations and revenue bonds (including municipal lease obligations and resource recovery bonds). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.


Foreign Securities. The Fund may buy U.S. dollar denominated obligations of foreign governments and corporations. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the U.S. All of these factors can make foreign investments more volatile than U.S. investments.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. The Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.


     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


High-yield, High-risk Bonds. High-yield, high-risk bonds (commonly called "junk bonds") are bonds rated BB or lower by S&P or Fitch or Ba by Moody's or, if unrated or rated under another system, are of comparable quality to obligations so rated as determined by the Fund's investment adviser. Since these bonds have a low rating, a degree of doubt surrounds the ability of the issuer to continue interest payments. High-yield, high-risk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher grade bonds, issuers of high-yield, high-risk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of high-yield, high-risk bonds to pay interest and principal is uncertain. Moreover, the value of a high-yield, high-risk bond may react strongly to real or perceived unfavorable news about an issuer or the economy. If a high-yield, high-risk bond issuer defaults, the bond will lose some or all of its value.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.


     The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies. The Fund may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Institutional investors may buy Institutional Service Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Service Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.



Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time). Therefore, depending on when the Fund accepts your order, you will receive its NAV calculated at 12 noon or 4:00 p.m.


     When you buy shares of the Evergreen Select Limited Duration Fund, the Fund must receive and accept your order by the close of the business day (generally 4:00 p.m. Eastern time), in order to receive that day's offering price; otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculates Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.



HOW TO REDEEM SHARES


     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.



Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:



     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121



     The signatures on the written request must be properly guaranteed, as described below.



How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.



     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV next computed after a Fund receives your request. Since the Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, depending on when the Fund receives your request, you will receive its NAV calculated at 12 noon or 4:00 p.m. Generally, the Fund pays redemption proceeds within seven days.


     When you sell shares of the Evergreen Select Limited Duration Fund, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If the Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV.


     Generally, the Funds pay redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Fund's distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.




     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.


ADDITIONAL TRANSACTION POLICIES


How the Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment adviser, are accrued daily. The Evergreen Select 100% Treasury Money Market Fund computes its NAV twice daily, at 12 noon (Eastern time) and as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. The Evergreen Select Limited Duration Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The securities in the Evergreen Select 100% Treasury Money Market Fund's portfolio are valued on an amortized cost basis according to Rule 2a-7 under the 1940 Act. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method.


     The Evergreen Select Limited Duration Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.



Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES


     You may exchange Institutional Service Shares of the Funds for Institutional Service Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.



     Signatures on exchange orders must be guaranteed, as described below.



     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.



     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS


     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund declares dividends from its net investment income daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.



Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES


     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.



     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.




Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. The Evergreen Select 100% Treasury Money Market Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Money Market Trust." The Evergreen Select Limited Duration Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Fixed Income Trust" (the "Trusts"). The Trusts are Delaware business trusts organized on September 17, 1997.


Board of Trustees. The Trusts are supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.



Shareholder Rights. All shareholders participate equally in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.



     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The investment adviser to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     Each Fund pays FUNB an annual fee for its services equal to 0.25% of average daily net assets. The Evergreen Select 100% Treasury Money Market Fund pays an annual fee equal to 0.25% of average daily net assets. The Evergreen Select Limited Duration Fund pays an annual fee equal to 0.30% of average daily net assets. FUNB has voluntarily agreed to reduce each Fund's advisory fee by 0.10%, resulting in a net advisory fee of 0.15% and 0.20%, respectively. FUNB currently intends to continue waiving 0.10% of each Fund's advisory fee through November 30, 1998. However, FUNB may modify or cancel its expense waiver at any time.


Portfolio Managers. The portfolio managers of the Fund are George Prattos,
     David Fowley and Bradley B. Ridinger.


     George Prattos. George Prattos has over 18 years of investment experience. Mr. Prattos joined First Union in 1991 as a Vice President and Director of the Specialty Fixed Income Group. He is primarily responsible for managing specialty fixed income products throughout the First Union system.

     David Fowley. David Fowley has over five years of investment experience. Mr. Fowley joined First Union in 1994 as a Trust Investment Officer and Portfolio Manager.


     Bradley B. Ridinger. Brad Ridinger, CFA, has over 10 years of investment management experience. Mr. Ridinger joined First Union in 1987 as a Vice President and Senior Portfolio Manager.


Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.


Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:




                             Aggregate Average Daily Net Assets Of Mutual Funds
                                  For Which Any Subsidiary Of First Union
       Administrative Fee              Serves As Investment Adviser
              0.060 %                     on the first $7 billion
              0.0425%                     on the next $3 billion
              0.035 %                     on the next $5 billion
              0.025 %                     on the next $10 billion
              0.019 %                     on the next $5 billion
              0.014 %               on assets in excess of $30 billion



SubAdministrator. BISYS Fund Services serves as sub-administrator to the Funds. For its services, BISYS Fund Services is entitled to receive a fee from EIS calculated on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which First Union subsidiaries also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:



                              Aggregate Average Daily Net Assets Of Mutual Funds Administered
                                     By BISYS For Which Any Subsidiary Of First Union
    Sub-Administrative Fee                     Serves As Investment Adviser
               0.0100%                           on the first $7 billion
               0.0075%                            on the next $3 billion
               0.0050%                           on the next $15 billion
               0.0040%                      on assets in excess of $25 billion


OTHER INFORMATION AND POLICIES

Distribution Plan.The Trust has adopted a distribution plan for the Institutional Service Class shares of each Fund as allowed under the Investment Company Act of 1940. Each Fund's distribution plan permits the Fund to pay an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. Each Fund's distribution plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Funds' distribution plans, see the SAI.

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising the Funds or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for the Evergreen Select Limited Duration Fund is not expected to exceed 100%.


Code of Ethics. The Funds and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional Service Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.



FUND PERFORMANCE


Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


Related Performance Information. Evergreen Select Limited Duration Fund commenced operations on or about November 24, 1997. On that date, a common trust fund (a "CTF") transferred assets to the Fund in exchange for shares of the Fund. After such transfer, the Fund's portfolio of investments was the same as the portfolio of the CTF immediately prior to the transfer.


     The CTF is for all practical purposes a "predecessor" of the Fund. As a result, the performance for the Fund's Institutional Service Shares is calculated for periods commencing before October 31, 1997, by including the CTF's average annual total return. The CTFs average annual total return is adjusted to reflect the deduction of fees and expenses applicable to the Class as stated in the Fee Table of the Funds' initial prospectus that was effective
November   , 1997. These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.


     The quoted performance data includes the performance of the CTF for periods before the Trust's Registration Statement became effective. The CTF was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, its performance might have been adversely affected. In addition, the CTF was not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTF may be subject to certain charges as set forth in its Plan Document. Total return figures would be lower for the period if it reflected these charges.

                                                                                 10 Years (Or
                                                                                    since      Inception
 Fund Name (Predecessor CTF)                        1 Year   3 Years   5 Years   Inception)      Date
Evergreen Select Limited Duration Fund
  (Short Term Investment Management Fund-Taxable)
  Institutional Service Shares



General. The Funds may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS Weisenberger and Value Line, other industry publications or various indexes.



For more information on the Fund's performance, see the SAI.

Investment Adviser
First Capital Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288




Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent

Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116



Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110


Distributor

Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019



63575
541906

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall therebe any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                             Subject to Completion
                Preliminary Prospectus dated September 19, 1997
----------------------------------------------------------------------------

   PROSPECTUS                                                 November 17, 1997
----------------------------------------------------------------------------

[EVERGREEN LOGO APPEARS HERE]



EVERGREEN SELECT FIXED INCOME TRUST

----------------------------------------------------------------------------
Evergreen Select Core Bond Fund
(The "Fund" )




CHARITABLE SHARES






     This prospectus explains important information about the Charitable Shares of the Evergreen Select Fixed Income Trust, including how the Fund invests and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in the Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, the Fund is a complete investment plan. When considering an investment in the Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Fund. You can find information on the risks associated with investing in the Fund under the section called "Fund Descriptions."



     To learn more about the Evergreen Select Fixed Income Trust, call 1-800-343-3453 for a free copy of the Fund's statement of additional information ("SAI") dated November 17, 1997 as supplemented from time to time. The Fund has filed the SAI with the Securities and Exchange Commission and has incorporated it by reference (legally included it) into this prospectus.



Please remember that shares of the Fund are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------




 EXPENSES                                        3
 FUND DESCRIPTIONS                               3
           The Fund's Investment Objective       3
           The Fund's Investment Approach        3
           Securities and Investment Practices
              Used By The Fund                   4
 BUYING AND SELLING SHARES                       6
           How To Buy Shares                     6
           How To Redeem Shares                  7
           Additional Transaction Policies       7
           Exchanges                             8
           Dividends                             8
           Taxes                                 8
           Shareholder Services                  9


 FUND DETAILS                                   9
           Fund Organization and Service
              Providers                          9
           Other Information and Policies       10
           Fund Performance                      11

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------
     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending September 30, 1998. The Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Fund Details."



                                                   Management                    Other         Total Operating
                                                     Fees1                     Expenses        Expenses (After
 Annual Fund Operating Expenses                  (After Expense    12b-1    (After Expense    Expense Waivers or
(as a percentage of average daily net assets)       Waivers)       Fees     Reimbursements)   Reimbursements)1
Evergreen Select Core Bond Fund                      0.30%         None          0.12%              0.42%
 Example of Fund Expenses                            1 year       3 years
Evergreen Select Core Bond Fund                  $            4   $    13


--------
(1) The Fund's investment adviser has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee. Without such waivers the Management Fee set forth above would be 0.10% higher. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. Absent expense waivers and/or reimbursements, the Total Operating Expenses for the Fund would be as follows:


 Fund                              Total Fund Operating Expenses
Evergreen Select Core Bond Fund               0.52%

--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE


     Evergreen Select Core Bond Fund seeks to maximize total return. The Fund is managed pursuing a controlled risk approach which uses duration adjustments, sector composition and security selection in an effort to exceed the return of its benchmark, the Lehman Brothers Aggregate Bond Index.


     The Fund's investment objective is not fundamental. As a result, the Fund may change its objective without a shareholder vote. The Fund has adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding the Fund's fundamental investment policies and other related policies.


THE FUND'S INVESTMENT APPROACH

     The Fund invests at least 65% of its assets in investment grade debt securities (including convertible securities) of the U.S. government and its agencies and instrumentalities; foreign governments and their subdivisions, agencies and instrumentalities; domestic and foreign corporations; and obligations of international agencies or supranational entities. The Fund will invest only in U.S. dollar denominated securities.


     The Fund may invest in a variety of derivative instruments that are consistent with its investment objective and policies. Such derivatives may include options, futures, options on futures, mortgage-backed and other asset-backed securities, inflation-indexed bonds, structured notes, loan participations, interest rate swaps and index swaps. For more information, see "Derivatives" and "Mortgage-Backed Securities" below.

     The Fund may lend portfolio securities and enter into repurchase and reverse repurchase agreements, forward commitment and when-issued transactions.



     The Fund may also invest up to 35% of its assets in high-yield, high-risk bonds. See "High-yield, High-risk Bonds" below.


     The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


SECURITIES AND INVESTMENT PRACTICES USED BY THE FUND

     You can find more information about the types of securities in which the Fund may invest, the types of investment techniques the Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Fund's SAI contains additional information about these investments and investment techniques.


Debt Securities. The Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. For information on below-investment grade bonds, see "High-yield, High-risk Bonds" below. Investment grade bonds are regarded as having a greater capacity to pay interest and repay principal. However, adverse economic conditions, or changing circumstances may to lead to a weakened capacity to pay interest and repay principal than higher-rated bonds.


     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


United States ("U.S.") Government Securities. The Fund may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.


     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Foreign Securities. The Fund may buy U.S. dollar denominated obligations of foreign governments and corporations. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the U.S. All of these factors can make foreign investments more volatile than U.S. investments.


Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. The Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose a Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.


     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


High-yield, High-risk Bonds. High-yield, high-risk bonds (commonly called "junk bonds") are bonds rated BB or lower by S&P or Fitch or Ba by Moody's or, if unrated or rated under another system, are of comparable quality to obligations so rated as determined by a Fund's investment adviser. Since these bonds have a low rating, a degree of doubt surrounds the ability of the issuer to continue interest payments. High-yield, high-risk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher grade bonds, issuers of high-yield, high-risk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of high-yield, high-risk bonds to pay interest and principal is uncertain. Moreover, the value of a high-yield, high-risk bond may react strongly to real or perceived unfavorable news about an issuer or the economy. If a high-yield, high-risk bond issuer defaults, the bond will lose some or all of its value.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.


     The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies. The Fund may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if it fails to correctly predict the direction in which the underlying asset or economic factor will move.


Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscribtion rights.


Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.



Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, a fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a fund currently bears concerning its own operations and may result in some duplication of fees.



When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Other Investment Restrictions. The Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.
--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Charitable investors may buy Charitable Shares of the Fund through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI") A charitable investor is one that qualifies as a non-profit organization under the Internal Revenue Code of 1986, as amended. Examples of such organizations include: Charitable trusts, hospitals, private foundations, private schools and colleges, public charities, religious entities and charitable remainder trusts. Investors may purchase Charitable Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.



Minimum Investment. The minimum initial investment in Charitable Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.



Opening an Account. You may open an account by mailing a signed account application to the Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.



Offering Price and Other Purchase Information. When you buy the Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, the Fund must receive and accept your order by the close of the business day (generally 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Fund Calculates its NAV."

     You may, at the Fund's discretion, pay for shares of the Fund with securities instead of cash. Additionally, if you want to buy the Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. The Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, the Fund will value the securities in the manner described under "How the Fund Calculates its NAV." Investors who receive the Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES

     You may redeem shares of the Fund by mail, telephone or other types of telecommunication.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:



     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121



     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Fund or the Service Company by telephone, you should redeem by mail.


     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If the Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, the Fund pays redemption proceeds within seven days. The Fund may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Fund Calculates its NAV."


     The Fund may, at its discretion, pay your redemption proceeds with securities instead of cash. However, the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Fund, the Service Company nor the Fund's distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Fund, the Service Company nor the Fund's distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.


ADDITIONAL TRANSACTION POLICIES

How the Fund Calculates its NAV. The Fund's NAV equals the value of its share without sales charges. The Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.

     The Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES

     You may exchange Charitable Shares of the Fund for Charitable Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.


     Signatures on exchange orders must be guaranteed, as described below.


     The Fund reserves the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on the Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that the Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. The Fund declares dividends from its net investment income daily and pays such dividends monthly. The Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

     The Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.


     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.


SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.


Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. The Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Fixed Income Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders participate equally in dividends and distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.



Adviser. First Union National Bank ("FUNB") is the investment adviser to the Fund. FUNB is a subsidiary of First Union Corporation ("First Union"). First Union and First Union National Bank are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     The Fund pays FUNB a fee for its services equal to 0.40% of the Fund's average net assets. Of that amount, FUNB has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in a net annual advisory fee of 0.30% of the average net assets of the Fund.


     FUNB currently intends to continue waiving 0.10% of its advisory fee through November 30, 1998. However, FUNB may modify or cancel its expense waiver at any time.



Portfolio Managers. The portfolio managers of the Fund are Robert Cheshire and Bruce J. Besecker.


     Robert Cheshire. Robert Cheshire joined First Fidelity Bank in 1990, which was acquired by First Union in 1995, as Vice President and senior portfolio manager. He is head of the Newark Taxable Fixed Income Unit and manages the Evergreen Intermediate Term Government Securities Fund.

     Bruce J. Besecker. Bruce Besecker has over 16 years investment experience. In addition to managing the Philadelphia Taxable Fixed Income Unit for Capital Management Group of FUNB, he maintains fund and individual account responsibilities. Prior to joining First Union in 1987, Mr. Besecker served as Assistant Vice President in Institutional Sales at Merrill Lynch in New York, a Senior Trust Officer and Portfolio Manager at Fidelity Bank and a Research Assistant in the Economics Department at the Federal Reserve Bank in Philadelphia.



Distributor. Evergreen Distributor, Inc. is the Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Fund and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.


Transfer Agent. Evergreen Service Company is the Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EKS") serves as administrator to the Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EKS provides the Fund with facilities, equipment and personnel. For its services as administrator, EKS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule.




                             Aggregate Average Daily Net Assets Of Mutual Funds
                                  For Which Any Subsidiary Of First Union
       Administrative Fee              Serves As Investment Adviser
              0.060 %                     on the first $7 billion
              0.0425%                     on the next $3 billion
              0.035 %                     on the next $5 billion
              0.025 %                     on the next $10 billion
              0.019 %                     on the next $5 billion
              0.014 %               on assets in excess of $30 billion



SubAdministrator. BISYS Fund Services serves as sub-administrator to the Fund. For its services, BISYS Fund Services is entitled to receive a fee from EKS calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EKS for which First Union subsidiaries also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:



                              Aggregate Average Daily Net Assets Of Mutual Funds Administered
                                     By BISYS For Which Any Subsidiary Of First Union
    Sub-Administrative Fee                     Serves As Investment Adviser
               0.0100%                           on the first $7 billion
               0.0075%                            on the next $3 billion
               0.0050%                           on the next $15 billion
               0.0040%                      on assets in excess of $25 billion

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, the Fund may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising the Fund or its other clients.



Portfolio Turnover. The estimated annual portfolio turnover rates for the Fund is not expected to exceed 50%.



Code of Ethics. The Fund and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.



Other Classes of Shares. The Fund offers three classes of shares, Charitable, Institutional and Institutional Service. Only Charitable shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.


FUND PERFORMANCE

Total return. Total return is the change in value of an investment in the Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


Yield. Yield is the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.



Related Performance Information. Evergreen Select Core Bond Fund. The Fund commenced operations on or about November 24, 1997. On that date, a common trust fund (a "CTF") transferred assets to the Fund in exchange for shares of the Fund. After such transfer, the Fund's portfolio of investments was the same as the portfolio of the CTF immediately prior to the transfer.


     The CTF is for all practical purposes a "predecessor" of the Fund. As a result, the performance for the Fund's Charitable Shares is calculated for periods commencing before October 31, 1997, by including the CTF's average annual total return. The CTFs average annual total return is adjusted to reflect the deduction of fees and expenses applicable to the Class as stated in
the Fee Table of the Funds' initial prospectus that was effective November   ,
1997. These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.


     The quoted performance data includes the performance of the CTF for the period before the Trust's Registration Statement became effective. The CTF was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, its performance might have been adversely affected. In addition, the CTF was not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTF may be subject to certain charges as set forth in its respective Plan Documents. Total return figures would be lower for the period if it reflected these charges.

                                                                 10 Years (Or
                                                                    since      Inception
 Fund Name (Predecessor CTF)        1 Year   3 Years   5 Years   Inception)      Date
Evergreen Select Core Bond Fund
  (Charitable Fixed Income Trust)
  Charitable Shares                 7.84%     9.05%     7.02%       8.87%


General. The Fund may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS Weisenberger and Value Line, other industry publications or various indexes, such as the Lehman Brothers Aggregate Bond Index.

Investment Adviser
First Capital Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288



Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent

Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts, 02116



Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110


Distributor

Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019



63577
541915

----------------------------------------------------------------------------
PROSPECTUS                                                 November   , 1997
----------------------------------------------------------------------------

[Evergreen Logo appears here]



EVERGREEN SELECT EQUITY TRUST

----------------------------------------------------------------------------
Evergreen Select Large Cap Blend Fund
Evergreen Select Social Principles Fund
(Each a "Fund," together the "Funds")



CHARITABLE SHARES





     This prospectus explains important information about the Charitable Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."



     To learn more about the Evergreen Select Equity Trust, call 1-800-343-3453 for a free copy of the Fund's statement of additional information ("SAI") dated
November   , 1997 as supplemented from time to time. The Funds have filed the
SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus.



Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               ----------------




 EXPENSES                                        3
 FUND DESCRIPTIONS                               3
           Investment Objectives                 3
           Securities and Investment Practices
              Used By Each Fund                  4
 BUYING AND SELLING SHARES                       5
           How To Buy Shares                     5
           How to Redeem Shares                  6
           Additional Transaction Policies       6
           Exchanges                             7
           Dividends                             7
           Taxes                                 7
           Shareholder Services                  8


 FUND DETAILS                                    8
           Fund Organization and Service
              Providers                          8
           Other Information And Policies       10
           Fund Performance                     10

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------
     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending June 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."



                                                   Management                   Other         Total Operating
                                                     Fees1                     Expenses       Expenses (After
 Annual Fund Operating Expenses                  (After Expense    12b-1    (After Expense   Expense Waivers or
(as a percentage of average daily net assets)       Waivers)       Fees     Reimbursement)   Reimbursements)1
Evergreen Select Large Cap Blend Fund                0.60%         None         0.11%              0.71%
Evergreen Select Social Principles Fund              0.70%         None         0.16%              0.86%
 Example of Fund Expenses                            1 year       3 years
Evergreen Select Large Cap Blend Fund            $            7   $    23
Evergreen Select Social Principles Fund          $            9   $    27


--------
(1) Each Fund's investment adviser has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee. Without such waivers, each management fee set forth above would be 0.10% higher. The investment advisers currently intend to continue this expense waiver through November 30, 1998; however, each may modify or cancel its expense waiver at any time. See "Fund Details" for more information. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:


 Fund                                      Total Fund Operating Expenses
Evergreen Select Large Cap Blend Fund                 0.81%
Evergreen Select Social Principles Fund               0.96%

--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES


     Evergreen Select Large Cap Blend Fund seeks to achieve long-term capital growth. The Fund invests primarily in the equity securities of large companies (i.e., a company with a market capitalization of over $5 billion at the time of investment). The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Social Principles Fund seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies (i.e., a company with a market capitalization of more than $1 billion but less than $5 billion) that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.


     Each Fund's investment objective is nonfundamental. As a result, a Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.

SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


Equity Securities. Each Fund invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. The Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.


     Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.


     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small companies involves greater risk than investing in larger companies. Small company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small companies may be less marketable than larger companies.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.



Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. As a shareholder of another investment company, a fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a fund currently bears concerning its own operations and may result in some duplication of fees.



When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.
--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Charitable investors may buy Charitable shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI") A charitable investor is one that qualifies as a non-profit organization under the Internal Revenue Code of 1986, as amended. Examples of such organizations include charitable trusts, non-profit hospitals, private foundations, private schools and colleges, public charities, religious entities and charitable remainder trusts. Investors may purchase Charitable shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.



Minimum Investment. The minimum initial investment in Charitable shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.



Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of the business day (generally 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."



     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.



HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:



     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121



     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.


     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.



Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If a Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."



     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.


ADDITIONAL TRANSACTION POLICIES

How The Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.

     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES

     You may exchange Charitable shares of any Fund for Charitable shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.


     Signatures on exchange orders must be guaranteed, as described above.


     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund pays shareholders its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.


     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.


SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.


Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, the Funds' performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The adviser to each Fund is the First Capital Group ("FCG") of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.


Each Fund pays FCG a fee for its services as set forth below. FCG's annual advisory fees are expressed as a percentage of average net assets. In addition, FCG has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in the net advisory fees that are also indicated in the table below.


       Fund                                       Advisory Fee   Net Advisory Fee
       Evergreen Select Large Cap Blend Fund         0.70%            0.60%
       Evergreen Select Social Principles Fund       0.80%            0.70%

     FCG currently intends to continue waiving 0.10% of each Fund's respective advisory fee through November 30, 1998. However, FCG may modify or cancel its expense waiver at any time.

Portfolio Managers. Information about the individual portfolio managers responsible for managing each Fund, including their occupations for the past five years, is provided below.
--------------------------------------------------------------------------------
Fund               Portfolio Manager(s)


Evergreen Select Large
Cap Blend Fund     Eric Wiegand is the team leader of a group of four
                   investment professionals who manage this Fund. Managing the Fund along with Mr. Wiegand are Daryl L. Brown, R. Dean
                   Hawes, Dillon Harris and Steven J. Hoeft.

                   Mr. Wiegand is also responsible for managing the Evergreen Select Social Principles Fund. Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995, Mr. Wiegand was a Vice President and Senior Portfolio Manager with PNC Bank in Philadelphia.

Evergreen Select
Social Principles Fund Mr. Wiegand also acts as co-manager of the Evergreen
                  Select Large Cap Blend Fund.



Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union Corporation.


Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EKS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EKS, provides the Funds with facilities, equipment and personnel. For its services as administrator, EKS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule.




                            Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
      Administrative Fee        Subsidiary Of First Union Serves As Investment Adviser
              0.060 %                           on the first $7 billion
              0.0425%                           on the next $3 billion
              0.035 %                           on the next $5 billion
              0.025 %                           on the next $10 billion
              0.019 %                           on the next $5 billion
              0.014 %                     on assets in excess of $30 billion



Sub-administrator. BISYS Fund Services serves as sub-administrator to the Funds. For its services, BISYS Fund Services is entitled to receive a fee from EKS calculated on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds adminstered by EKS for which First Union subsidiaries also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:

                            Aggregate Average Daily Net Assets Of Mutual Funds Administered
                                   By BISYS For Which Any Subsidiary Of First Union
  Sub-Administrative Fee                     Serves As Investment Adviser
            0.0100%                            on the first $7 billion
            0.0075%                             on the next $3 billion
            0.0050%                            on the next $15 billion
            0.0040%                       on assets in excess of $25 billion

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment adviser selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment adviser may select broker-dealers who are affiliated with the adviser. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the adviser may use in advising the Funds or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed the rate set forth below.


                                                      Estimated Annual
                Fund Name                             Portfolio Turnover
                Evergreen Select Large Cap                   75%
                Evergreen Select Social Principles           75%

Code of Ethics. The Trust and FCG have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FCG (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund offers three classes of shares, Charitable, Institutional and Institutional Service. Only Charitable Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.


FUND PERFORMANCE

Total return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.



Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Related Performance Information. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund. The Funds commenced operations on or about November 24, 1997. On that date, two common trust funds (each a "CTF") transferred assets to the Fund having corresponding investment objectives, policies and limitations in exchange for shares of such Fund. After such transfer, each Fund's portfolio of investments was the same as the portfolio of the corresponding CTF immediately prior to the transfer.


     The CTFs are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Institutional Shares is calculated for periods commencing before October 31, 1997, by including the corresponding CTF's average annual total return. The CTFs average annual total return is adjusted to reflect the deduction of fees and expenses applicable to the Class as stated in the Fee Table of the Funds' initial prospectus that was effective
November   , 1997. These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.


     The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. In the case of Evergreen Select Strategic Growth Fund, where two CTFs transferred assets into the Fund, performance information provided is for the larger of the two CTFs. The CTFs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.




                                                                       10 Years (Or
                                                                          since      Inception
 Fund Name (Predecessor CTF)              1 Year   3 Years   5 Years   Inception)      Date
Evergreen Select Large Cap Blend Fund
  (Charitable Equity Trust)
  Charitable Shares
Evergreen Select Social Principles Fund
  (Social Principles Trust)
  Charitable Shares


General. The Funds may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

Investment Advisers
First Capital Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288

Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent

Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116



Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110


Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


63578
541916






                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       EVERGREEN SELECT FIXED INCOME TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700


                       STATEMENT OF ADDITIONAL INFORMATION



                                NOVEMBER 17, 1997



                         EVERGREEN SELECT CORE BOND FUND
                        EVERGREEN SELECT INCOME PLUS FUND
                       EVERGREEN SELECT FIXED INCOME FUND
                     EVERGREEN SELECT INTERMEDIATE BOND FUND
               EVERGREEN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
                      (EACH A "FUND" TOGETHER THE "FUNDS")

     Each Fund is a series of an open-end management investment company, known as "Evergreen Select Fixed Income Trust" (the "Trust").


     This statement of additional information ("SAI") provides additional information about all classes of shares of the Funds listed above. It is not a prospectus and you should read it in conjunction with the prospectus of the Funds dated November 17, 1997, as supplemented from time to time. You may obtain a copy of the prospectus from Evergreen Distributor, Inc.


                                TABLE OF CONTENTS





INVESTMENT POLICIES........................................................3

         Additional Information on Securities and Investment Practices.....3

         Investment Restrictions And Guidelines.......................... 16


MANAGEMENT OF THE TRUST.................................................. 18


INVESTMENT ADVISORY AND OTHER SERVICES................................... 21

         Investment Adviser.............................................. 21

         Distributor  . . . . . . . . . . . . . . .  . . . . . . . . . .  22

         Distribution Plan............................................... 22

         Additional Service Providers.................................... 23


BROKERAGE ALLOCATION AND OTHER PRACTICES................................. 23

         Selection of Brokers............................................ 23

         Brokerage Commissions........................................... 23

         General Brokerage Policies...................................... 24


TRUST ORGANIZATION....................................................... 24

         Form of Organization............................................ 24

         Description of Shares........................................... 24

         Voting Rights................................................... 24

         Limitation of Trustees' Liability............................... 25

PURCHASE, REDEMPTION AND PRICING OF FUND SHARES.......................... 25

         Exchanges....................................................... 25

         How the Funds Value Their Shares................................ 25

         Shareholder Services............................................ 26


PRINCIPAL UNDERWRITER.................................................... 26


CALCULATION OF PERFORMANCE DATA.......................................... 27


ADDITIONAL INFORMATION................................................... 27

FINANCIAL STATEMENTS..................................................... 27


APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .A-1



                               INVESTMENT POLICIES



         The investment objectives of each Fund and a description of the securities in which each Fund may invest is set forth in the Funds' prospectus. The following expands upon the discussion in the prospectus regarding certain investments of the Funds.



ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES



Derivatives

         Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives may be standardized, exchange-traded contracts or customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

         The Funds can use derivatives to earn income, to enhance returns, to hedge or adjust the risk profile of the portfolio, in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. A Fund's use derivatives for non-hedging purposes entails greater risks than if a Fund were to derivatives solely for hedging purposes.

         Derivatives are a valuable tool which, when used properly, can provide significant benefit to a Fund's shareholders. The Funds' Adviser (as hereinafter defined) is not an aggressive user of derivatives with respect to the Funds. However, a Fund may take positions in those derivatives that are within its investment policies if, in the Adviser's judgment, this represents an effective response to current or anticipated market conditions. the Adviser's use of derivatives is subject to continuous risk assessment and control from the standpoint of a Fund's investment objective and policies. While the judicious use of derivatives by experienced investment managers, such as the Adviser, can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Fund.

         Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to a Fund's interest.

         Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Because derivatives are complex, the Funds and the Adviser must (1) maintain controls to monitor the transactions entered into,
(2) assess the risk that a derivative adds to a Fund's portfolio and (3) forecast price, interest rate or currency exchange rate movements correctly.

         Credit Risk -- This is the risk that a Fund may lose money because the other party to a derivative (usually called a "counter party") failed to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counter party to each exchange-traded derivative, guarantees performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, a Fund considers the creditworthiness of each counter party to a privately negotiated derivative in evaluating potential credit risk.

         Liquidity Risk -- Liquidity risk exists is the possibility that a Fund will have difficulty buying or selling a particular instrument. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), a Fund may not be able to initiate a transaction or liquidate a position at an advantageous price.

         Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counter parties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering a Fund's investment objective.


         Options Transactions

         Writing Covered Options. The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. Writing a put option obligates the Fund during the term of the option to purchase the securities underlying the option at the exercise price if the option buyer exercises the option. A Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

         The Funds may only write "covered" options. This means that while a Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, with call options on U.S. Treasury bills, it might own similar U.S. Treasury bills. If a Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells some of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Funds do not expect, however, that this will occur. A Fund will be considered "covered" with respect to a put option it writes if, while it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         Purchasing Options. The Funds may purchase put or call options, including put or call options for offsetting previously written put or call options of the same series. Once a Fund has written a covered option, it will continue to hold the segregated securities or assets until it effects a closing purchase transaction. If the Fund is unable to close the option position, it must hold the segregated securities or assets until the option expires or is exercised. An option position may be closed out only in a secondary market for an option of the same series. Although a Fund generally writes only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, effecting a closing transaction for a particular option might not be possible.

         Options on some securities are relatively new, and predicting how much trading interest there will be for such options is impossible. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair a Fund's ability to use such options to achieve its investment objective.

         Options Trading Markets. The Funds trade in options that are generally listed on national securities exchanges, currently including the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities are traded in the over-the-counter market, and may not be listed on any exchange. Options traded in the over-the-counter market involve a greater risk that the securities dealers participating in the transactions could fail to meet their obligations to a Fund. Certain state authorities may limit the use of options traded in the over-the-counter market.

         A Fund will include the premiums it has paid for the purchase of unlisted options and the value of securities used to cover options it has written for purposes of calculating whether the Fund has complied with its policies on illiquid securities.


         Futures Transactions and Related Options Transactions

         The Funds intend to enter into financial futures contracts as a hedge against changes in prevailing levels of interest rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities held by a Fund or to be acquired by a Fund. A Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest rates.

         For example, when a Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when a Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, a Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Funds intend to engage in options transactions which are related to financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Funds' exposure to interest rate and/or market fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Funds do not intend to take delivery of the instruments underlying futures contracts they hold, the Funds do not intend to engage in such futures contracts for speculation.

         Futures Contracts. Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

         Interest Rate Futures Contracts. The sale of an interest rate futures contract creates an obligation by a Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by a Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association
(GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

         Index Based Futures Contracts, Other Than Stock Index Based. It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed, the Funds will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Funds' portfolios.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by a Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when a Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, a Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         Each Trust intends to enter into arrangements with its custodian and with Brokers to enable the initial margin of a Fund and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which a Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which a Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to a Fund.

         There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

         Options on Financial Futures. The Funds intend to purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Funds intend to use options on financial futures contracts in connection with hedging strategies. In the future the Funds may use such options for other purposes.

         Purchase  of  Put  Options  on  Futures  Contracts.   The  purchase  of
protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by a Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

         Purchase of Call Options on Futures Contracts. The purchase of call options on financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when a Fund is not fully invested.

         Use of New Investment Techniques Involving Financial Futures Contracts or Related Options. The Funds may employ new investment techniques involving financial futures contracts and related options. The Funds intend to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. Each Trust believes that no additional techniques have been identified for employment by the Funds in the foreseeable future other than those described above.

         Limitations on Purchase and Sale of Futures Contracts and Related Options on Such Futures Contracts. A Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts, including any premiums paid for options on futures.

         The Funds intend that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that a Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities it intends to purchase. The Funds do not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account with each Trust's custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         Risks of Futures Contracts. Financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in a Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Risks of Options on Futures Contracts. In addition to the risks described above for financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. A Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to a Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.



Loans of Securities

         To generate income and offset expenses, the Funds may lend portfolio securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Funds have the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Funds may pay reasonable fees in connection with such loans.

         Although voting rights attendant to securities lent pass to the borrower, the Funds may call such loans at any time and may vote the securities if it believes a material event affecting the investment is to occur. The Funds may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. The Funds may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.



Master Demand Notes

         Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by a Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by a Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, a Fund's Adviser considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, a Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in this statement of additional information (which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch Investors Service, L.P.).


Obligations of Foreign Branches of United States Banks

         The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Funds may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.


Obligations of United States Branches of Foreign Banks

         Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         Payment-in-kind ("PIK") securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.


Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed a Fund's Adviser to be creditworthy. A repurchase agreement is an agreement by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.


Restricted and Illiquid Securities

         Pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A"), the Board of Trustees of the Trust determines the liquidity of certain restricted securities. Rule 144A is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for sale under Rule 144A. In determining the liquidity of certain restricted securities the Trustees consider: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades.



Reverse Repurchase Agreements

         Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price.


U.S. Government Obligations

         The types of U.S. government  obligations in which the Funds may invest
generally   include   obligations   that  the  U.S.   government   agencies   or
instrumentalities issued or guaranteed.

         These securities are backed by:

         (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

         (2)  the  credit  of  the  agency  or   instrumentality   issuing   the
obligations. Examples of agencies and instrumentalities that may not always receive financial support from the U.S. government are:

               (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

              (ii)  Farmers Home Administration;

             (iii)  Federal Home Loan Banks;

              (iv)  Federal Home Loan Mortgage Corporation;

               (v)  Federal National Mortgage Association;

              (vi)  Government National Mortgage Association; and

             (vii)  Student Loan Marketing Association



        GNMA  Securities

         The Funds may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation, which guarantees the timely payment of principal and interest, but not premiums paid to purchase these instruments. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.



Mortgage-Backed or Asset-Backed Securities

         The Funds may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

        Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Funds may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the Adviser considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.


Variable or Floating Rate Instruments

         The Funds may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. The Adviser will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.


When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally take place within a month or more after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

          Segregated accounts will be established with the custodian, and the Funds will maintain liquid assets in an amount at least equal in value to a Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         A Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When a Fund engages in whenissued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

         Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.

Zero Coupon "Stripped" Bonds

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Coupon zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.



High Yield Bonds

         Each Fund may invest in high yield, high risk bonds. While investment in high yield bonds provides opportunities to maximize return over time, investors should be aware of the following risks associated with high yield bonds:

         (1) High yield bonds are rated below investment grade, i.e., BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service ("Moody's"). Securities so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

         (2) The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (3) Their value may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.

         (4) Their value, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes or individual corporate developments.

         (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, which may adversely effect (1) the market price of the security, (2) the Fund's ability to dispose of particular issues and (3) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         (6) Zero coupon bonds and PIKs involve additional special considerations. For example, zero coupon bonds pay no interest to holders prior to maturity of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, the Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

         Each Fund, except for Evergreen Select Intermediate Tax Exempt Bond Fund, may invest in securities rated as low as D by S&P or C- by Moody's. Such securities may have defaulted on payments of principal and/or interest at the time of investment. (Rating categories are described in the Appendix.) A Fund will invest in debt so rated only when its investment adviser believes the issuer's financial condition will improve through reorganization or other measures. Evergreen Select Intermediate Tax Exempt Bond Fund may not invest in securities rated below B by S&P or Moody's. Each Fund may also invest in high yield, high risk securities which are unrated or rated under a different system if a Fund's investment adviser believes they are comparable to high yield securities in which each Fund may otherwise invest.

         The investment adviser considers the ratings of S&P and Moody's assigned to various securities, but does not rely solely on these ratings because (1) S&P and Moody's assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; and (2) there can be large differences among the current financial conditions of issuers within the same category.



INVESTMENT RESTRICTIONS AND GUIDELINES



Fundamental Policies

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the 1940 Act. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.



         Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.



         Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities
issued   or   guaranteed   by  the   U.S.   government   or  its   agencies   or
instrumentalities).


         Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.



         Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.



         Underwriting Securities Issued by Other Persons

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.



         Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.



         Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contacts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.



         Loans to Other Persons

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan. Each Fund does not consider the acquisition of investment instruments in accordance with a Fund's prospectus and statement of additional information to be the making of a loan.



Guidelines

         Unlike the Fundamental Policies above, to the extent permitted by law, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval.



Diversification

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to the 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         Borrowings

         Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3 % of its total assets (including the amount borrowed). Each Fund may borrow up to an additional 5% of its total assets for temporary purposes. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.



         Illiquid securities

         Each Fund may not invest more than 15% of its net assets in securities that are Illiquid. A security is Illiquid when a fund may not dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.



         Investment in other investment companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

                             MANAGEMENT OF THE TRUST



         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts, 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex, other than Evergreen Variable Trust, of which Messrs.
Howell, Salton and Scofield are the only Trustees.


Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      and former Managing Director, Seaward
                                                                     Management Corporation (investment advice).

K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus
                                                                     and Director, American Institute of Food and Wine;
                                                                     Chairman and President, Oldways Preservation and
                                                                     Exchange Trust (education); former Chairman of
                                                                     the Board, Director, and Executive Vice President,
                                                                     The London Harness Company; former Managing
                                                                     Partner, Roscommon Capital Corp.; former Chief
                                                                     Executive Officer, Gifford Gifts of Fine Foods;
                                                                     former Chairman, Gifford, Drescher & Associates
                                                                     (environmental consulting); and former Director,
                                                                     Keystone Investments, Inc.

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; and former Vice President of Lance
                                                                     Inc. (food manufacturing).

Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix
                                                                     Total Return Fund and Equifax, Inc.; Trustee of
                                                                     Phoenix Series Fund, Phoenix Multi-Portfolio Fund,
                                                                     and The Phoenix Big Edge Series Fund; and former
                                                                     President, Morehouse College.

Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).


Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

*William Walt  Pettit                Trustee                         Partner in the law firm of Holcomb and Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; and former Managed Health Care
                                                                     Consultant; former President, Primary Physician
                                                                     Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)


Richard J. Shima                     Trustee                         Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                       agency); Executive Consultant, Drake Beam Morin,
                                                                     Inc. (executive outplacement); Director of
                                                                     Connecticut Natural Gas Corporation, Hartford
                                                                     Hospital, Old State House Association, Middlesex
                                                                     Mutual Assurance Company, and Enhance
                                                                     Financial Services, Inc.; Chairman, Board of
                                                                     Trustees, Hartford Graduate Center; Trustee,
                                                                     Greater Hartford YMCA; former Director, Vice
                                                                     Chairman and Chief Investment Officer, The
                                                                     Travelers Corporation; former Trustee, Kingswood-
                                                                     Oxford School; and former Managing Director and
                                                                     Consultant, Russell Miller, Inc.

John J. Pileggi, 230                 President and                   Senior Managing Director, Furman Selz LLC since
Park Avenue, Suite 910               Treasurer                       1992; Managing Director from 1984 to 1992;
New York, New York                                                   Consultant to BISYS Fund Services since 1996.

George O. Martinez,                  Secretary                       Senior Vice President and Director of
3435 Stelzer Road                                                    Administration and Regulatory Services, BISYS
Columbus, Ohio                                                       Fund Services; Vice President/Assistant General
                                                                     Counsel, Alliance Capital Management from 1988.


*This Trustee may be considered an interested trustee within the meaning of the 1940 Act.

         The officers of the Trust are all officers and/or employees of The BISYS Group, Inc. ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS.

         Listed below is the estimated Trustee compensation for calendar year 1998.


                                                       COMPENSATION TABLE

                                                     Pension Or                                          Total
                                                     Retirement                                          Compensation
                           Aggregate                 Benefits Accrued          Estimated Annual          From Registrant
                           Compensation              As Part Of Fund           Benefits Upon             And Fund Complex
     Name Of Person,       From Registrant           Expenses                  Retirement                Paid To Directors
        Position
Laurence B.                $4,500                    $0                        $0                        $75,000
Ashkin
Charles A.Austin           $4,500                    $0                        $0                        $75,000
K. Dun Gifford             $4,250                    $0                        $0                        $70,000
James S. Howell            $5,000                    $0                        $0                        $95,000
Leroy Keith Jr.            $4,250                    $0                        $0                        $70,000
Gerald M.                  $4,500                    $0                        $0                        $75,000
McDonnell
Thomas L.                  $4,750                    $0                        $0                        $86,000
McVerry
William Walt Petit         $4,250                    $0                        $0                        $70,000
David M.                   $4,500                    $0                        $0                        $75,000
Richardson
Russell A.                 $4,250                    $0                        $0                        $70,000
Salton,III
Michael S.                 $4,250                    $0                        $0                        $70,000
Scofield
Richard J. Shima           $4,250                    $0                        $0                        $70,000



                     INVESTMENT ADVISORY AND OTHER SERVICES



INVESTMENT ADVISER

         The First Capital Group of FUNB is the investment adviser (the "Adviser") to each Fund. FUNB is a subsidiary of First Union Corporation, a bank holding company headquartered in Charlotte, North Carolina. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. First Union Corporation and FUNB are located at 201 South College Street, Charlotte North Carolina 28288

         Pursuant to the advisory agreement (the "Advisory Agreement") between the Trust and the Adviser, and subject to the supervision of the Trust's Board of Trustees, the Adviser furnishes to each Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of each Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services.

         All charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and independent auditors' charges and expenses;
(3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of such Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for such Fund and for the Independent Trustees of the Trust on matters relating to such Fund; and
(14) charges and expenses of filing annual and other reports with the Securities and Exchange Commission and other authorities; and all extraordinary charges and expenses of such Fund.

         Each Fund pays the Adviser a fee for its services, expressed as a percentage of average net assets, as set forth below. In addition, the Adviser has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in the net advisory fees that are also indicated in the table below.

Fund                                                          Advisory Fee              Net Advisory Fee

Evergreen Select Core Bond Fund                                   0.40%                       0.30%
Evergreen Select Fixed Income Fund                                0.50%                       0.40%
Evergreen Select Income Plus Fund                                 0.50%                       0.40%
Evergreen Select Intermediate Bond Fund                           0.40%                       0.30%
Evergreen Select Intermediate                                     0.60%                       0.50%

    Tax-Exempt Bond Fund

         Under the Advisory Agreement, any liability of the Adviser in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of a Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.



DISTRIBUTOR

         Evergreen Distributor, Inc. (The "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125 55th Street, New York, NY 10019.



DISTRIBUTION PLAN

         Rule 12b-1 under the 1940 Act permits investment mutual funds to use their assets to pay for distributing their shares. However, to take advantage of Rule 12b-1, the 1940 Act requires that mutual funds comply with various conditions, including adopting a distribution plan. The Funds have adopted a distribution plan for their Institutional Service Shares (the "Plan") that permits a Fund to deduct up to 0.25% of the Institutional Service class' average net assets to pay for shareholder services. The Board of Trustees, including a majority of the Independent Trustees has approved the Plan.

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that a Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

         The Independent Trustees or a majority of the outstanding voting shares of a Fund's Institutional Service Class may terminate the Plan.

         A Fund cannot change the Plan in a way that materially increases the distribution expenses of the Institutional Service Class without obtaining shareholder approval. Otherwise, the Trustees may amend the Plan.

         Management must report the amounts and purposes of expenditures under the Plan to the Independent Trustees quarterly.

         While the Institutional Service Distribution Plan is in effect, a Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Trust have determined that the Funds will benefit from the Institutional Service shares distribution plan.



ADDITIONAL SERVICE PROVIDERS



Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Funds based on the total assets of all mutual funds advised by First Union subsidiaries. EIS' fee is calculated in accordance with the following schedule:
0.60% on the first $7 billion; 0.0425% on the next $3 billion; 0.035% on the next $5 billion; 0.025% on the next $10 billion; 0.019% on the next $5 billion and 0.014% on assets in excess of $30 billion.



Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.



Independent auditors

         Price Waterhouse LLP audits the Funds' financial statements. The auditor's address is 160 Federal Street, Boston, Massachusetts 02110.



Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of the Fund's securities and cash and performs other related duties. The custodian's address is Box 9021, Boston, Massachusetts 02205-9827.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES



SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Funds, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided a Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.



BROKERAGE COMMISSIONS

         The Funds expect to buy and sell their fixed-income securities through principal transactions that is directly from the issuer or from an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Funds execute transactions in the over-the-counter market, they will deal with primary market makers unless more favorable prices are otherwise obtainable.



GENERAL BROKERAGE POLICIES

         The Adviser makes investment decisions for a Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, each Fund may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

         The Board of Trustees periodically reviews each Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.

                               TRUST ORGANIZATION



FORM OF ORGANIZATION

         The Trust was formed as a Delaware business trust on September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.



DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of a Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.



VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. However, the Trust intends to hold meetings at least annually. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of a Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

                 PURCHASE, REDEMPTION AND PRICING OF FUND SHARES



EXCHANGES

         Investors may exchange shares of any Fund for shares of the same class of any other Evergreen "Select" fund, as described under Exchanges in each Fund's prospectus. Before you make an exchange, you should read the prospectus of the "Select" fund into which you wish to exchange. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.



HOW THE FUNDS VALUE THEIR SHARES



How and When the Funds Calculate Their Net Asset Value Per Share ("NAV")

         Each Fund computes its net asset value once daily on Monday through Friday, as described in the Prospectus. A Fund will not compute its net asset value on days on which there have been no purchases or sales of its shares. Also, a Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Each class of shares of a Fund calculates its net asset value per share by adding up its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.



How the Funds Value The Securities They Own

         Current values for a Fund's portfolio securities are determined in the following manner:

         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred;

         (2) securities traded in the over-the-counter market, other than on NMS are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at current market value;

         (4) short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         (6) securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.



SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive their dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Fund will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates their address. Therefore, no interest will accrue on amounts represented by uncashed distribution or redemption checks



                              PRINCIPAL UNDERWRITER



         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ( "Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and statement of additional information. All orders are subject to acceptance by the respective Fund and each Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                         CALCULATION OF PERFORMANCE DATA



         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         Any given yield or total return quotation should not be considered representative of a Fund's yield or total return for any future period.

                             ADDITIONAL INFORMATION



         Except as otherwise stated in its prospectus or required by law, a Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectus, statement of additional information or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectus and SAI omit certain information contained in its registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS



         The audited statements of assets and liabilities and the report thereon of Price Waterhouse LLP for each Fund will be filed by amendment.


--------------------------------------------------------------------------------

                                   APPENDIX A

--------------------------------------------------------------------------------




                             CORPORATE BOND RATINGS

S&P Corporate Bond Ratings

A.       Corporate Bond Ratings

         An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         a. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

B.       Bond ratings are as follows:

         a. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         b. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C. Moody's Corporate Bond Ratings

Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          8. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

          9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper


         Commercial paper will consist of issues rated at the time of purchase A-1, by Standard & Poor's Ratings Group (S&P), or Prime-1 by Moody's Investors Service, Inc., (Moody's) or F-1 by Fitch Investors Services, L.P. (Fitch's); or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by a Fund's investment adviser to be of comparable quality.

A.       S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.


B.       Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

         1)       leading market positions in well-established industries;

         2)       high rates of return on funds employed;

         3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

         4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

                       EVERGREEN SELECT FIXED INCOME TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700


                       STATEMENT OF ADDITIONAL INFORMATION



                                NOVEMBER 17, 1997


                     EVERGREEN SELECT LIMITED DURATION FUND
                                  (THE "FUND")

         The Fund is a series of an open-end management investment company, known as "Evergreen Select Fixed Income Trust" (the "Trust").



         This statement of additional information ("SAI") provides additional information about all classes of shares of the Fund. It is not a prospectus and you should read it in conjunction with the Fund's prospectus dated November 17, 1997, as supplemented from time to time. You may obtain a copy of the prospectus from Evergreen Distributor, Inc.



                                TABLE OF CONTENTS



INVESTMENT POLICIES............................................................3
         Additional Information on Securities and Investment Practices.........3

         Investment Restrictions and Guidelines...............................15

MANAGEMENT OF THE TRUST.......................................................17
INVESTMENT ADVISORY AND OTHER SERVICES........................................20
         Investment Adviser...................................................20

         Distributor..........................................................21

         Distribution Plan....................................................21

         Additional Service Providers.........................................22

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................22
         Selection of Brokers.................................................22

         Brokerage Commissions................................................22

         General Brokerage Policies...........................................23

TRUST ORGANIZATION............................................................23
         Form of Organization.................................................23

         Description of Shares................................................23

         Voting Rights........................................................23

         Limitation of Trustees' Liability....................................24

PURCHASE, REDEMPTION AND PRICING OF FUND SHARES...............................24

         Exchanges............................................................24

         How the Fund Values Shares...........................................24

         Shareholder Services.................................................25

PRINCIPAL UNDERWRITER.........................................................25
CALCULATION OF PERFORMANCE DATA...............................................26
ADDITIONAL INFORMATION........................................................26
FINANCIAL STATEMENTS..........................................................27
APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .28




                               INVESTMENT POLICIES


         The investment objectives of the Fund and a description of the securities in which the Fund may invest is set forth in the Fund's prospectus. The following expands upon the discussion in the prospectus regarding certain investments of the Fund.



ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES



Derivatives

         Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives may be standardized, exchange-traded contracts or customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

         The Fund can use derivatives to earn income, to enhance returns, to hedge or adjust the risk profile of the portfolio, in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The fund's use derivatives for non-hedging purposes entails greater risks than if the fund were to derivatives solely for hedging purposes.

         Derivatives are a valuable tool which, when used properly, can provide significant benefit to the Fund's shareholders. The Fund's Adviser (as hereinafter defined) is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in the Adviser's judgment, this represents an effective response to current or anticipated market conditions. the Adviser's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objective and policies. While the judicious use of derivatives by experienced investment managers, such as the Adviser, can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

         Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

         Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Because derivatives are complex, the Fund and the Adviser must (1) maintain controls to monitor the transactions entered into,
(2) assess the risk that a derivative adds to the Fund's portfolio and (3) forecast price, interest rate or currency exchange rate movements correctly.

         Credit Risk -- This is the risk that the Fund may lose money because the other party to a derivative (usually called a "counter party") failed to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counter party to each exchange-traded derivative, guarantees performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counter party to a privately negotiated derivative in evaluating potential credit risk.

         Liquidity Risk -- Liquidity risk exists is the possibility that the Fund will have difficulty buying or selling a particular instrument. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), the Fund may not be able to initiate a transaction or liquidate a position at an advantageous price.

         Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counter parties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.


         Options Transactions

         Writing Covered Options. The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. Writing a put option obligates the Fund during the term of the option to purchase the securities underlying the option at the exercise price if the option buyer exercises the option. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

         The Fund may only write "covered" options. This means that while the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, with call options on U.S. Treasury bills, it might own similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells some of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur. The Fund will be considered "covered" with respect to a put option it writes if, while it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the optionis open, and, by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         Purchasing Options. The Fund may purchase put or call options, including put or call options for offsetting previously written put or call options of the same series. Once the Fund has written a covered option, it will continue to hold the segregated securities or assets until it effects a closing purchase transaction. If the Fund is unable to close the option position, it must hold the segregated securities or assets until the option expires or is exercised. An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally writes only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, effecting a closing transaction for a particular option might not be possible.

         Options on some securities are relatively new, and predicting how much trading interest there will be for such options is impossible. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

         Options Trading Markets. The Fund trades in options that are generally listed on national securities exchanges, currently including the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities are traded in the over-the-counter market, and may not be listed on any exchange. Options traded in the over-the-counter market involve a greater risk that the securities dealers participating in the transactions could fail to meet their obligations to the Fund. Certain state authorities may limit the use of options traded in the over-the-counter market.

         The Fund will include the premiums it has paid for the purchase of unlisted options and the value of securities used to cover options it has written for purposes of calculating whether the Fund has complied with its policies on illiquid securities.



         Futures Transactions and Related Options Transactions

         The Fund intends to enter into financial futures contracts as a hedge against changes in prevailing levels of interest rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest rates.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions which are related to financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

         Futures Contracts. Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

         Interest Rate Futures Contracts. The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association
(GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

         Index Based Futures Contracts, Other Than Stock Index Based. It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed, the Fund will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolios.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Trust intends to enter into arrangements with its custodian and with Brokers to enable the initial margin of the Fund and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

         Options on Financial Futures. The Fund intends to purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

         Purchase  of  Put  Options  on  Futures  Contracts.   The  purchase  of
protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

         Purchase of Call Options on Futures Contracts. The purchase of call options on financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

         Use of New Investment Techniques Involving Financial Futures Contracts or Related Options. The Fund may employ new investment techniques involving financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Trust believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

         Limitations on Purchase and Sale of Futures Contracts and Related Options on Such Futures Contracts. The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts, including any premiums paid for options on futures.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account with the Trust's custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         Risks of Futures Contracts. Financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Risks of Options on Futures Contracts. In addition to the risks described above for financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.



Loans of Securities

         To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Although voting rights attendant to securities lent pass to the borrower, the Fund may call such loans at any time and may vote the securities if it believes a material event affecting the investment is to occur. The Fund may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. The Fund may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.



Master Demand Notes

         Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund's Adviser considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in this statement of additional information (which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch Investors Service, L.P.).



Obligations of Foreign Branches of United States Banks

         The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.



Obligations of United States Branches of Foreign Banks

         Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.


Payment-in-kind Securities

         Payment-in-kind ("PIK") securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.



Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed the Fund's Adviser to be creditworthy. A repurchase agreement is an agreement by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.


Restricted and Illiquid Securities

         Pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A"), the Board of Trustees of the Trust determines the liquidity of certain restricted securities. Rule 144A is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for sale under Rule 144A. In determining the liquidity of certain restricted securities the Trustees consider: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades.



Reverse Repurchase Agreements

         Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price.



U.S. Government Obligations

         The types of U.S.  government  obligations in which the Fund may invest
generally   include   obligations   that  the  U.S.   government   agencies   or
instrumentalities issued or guaranteed.

         These securities are backed by:

         (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

         (2)  the  credit  of  the  agency  or   instrumentality   issuing   the
obligations. Examples of agencies and instrumentalities that may not always receive financial support from the U.S. government are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii) Farmers Home Administration;

         (iii) Federal Home Loan Banks;

         (iv) Federal Home Loan Mortgage Corporation;

         (v) Federal National Mortgage Association;

         (vi) Government National Mortgage Association; and

         (vii) Student Loan Marketing Association



        GNMA  Securities

         The Fund may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation, which guarantees the timely payment of principal and interest, but not premiums paid to purchase these instruments. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.



Mortgage-Backed or Asset-Backed Securities

        The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

        Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

        REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

        In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the Adviser considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.



Variable or Floating Rate Instruments

        The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The Adviser will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.



When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally take place within a month or more after the date of commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

          Segregated accounts will be established with the custodian, and the Fund will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         The Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

         Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.


Zero Coupon "Stripped" Bonds

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Coupon zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.



INVESTMENT RESTRICTIONS AND GUIDELINES



Fundamental Policies

         The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.



         Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.


         Concentration

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities
issued   or   guaranteed   by  the   U.S.   government   or  its   agencies   or
instrumentalities).



         Issuing Senior Securities

         Except as permitted under the 1940 Act, the Fund may not issue senior securities.



         Borrowing

         The Fund may not borrow money, except to the extent permitted by applicable law.



         Underwriting Securities Issued by Other Persons

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.



         Real Estate

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.



         Commodities

         The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contacts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.



         Loans to Other Persons

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan. The Fund does not consider the acquisition of investment instruments in accordance with the Fund's prospectus and statement of additional information to be the making of a loan.



Guidelines

         Unlike the Fundamental Policies above, to the extent permitted by law, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval.


         Diversification

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to the 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.



         Borrowing

         The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund may not purchase securities while borrows are outstanding except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3 % of its total assets (including the amount borrowed). The Fund may borrow up to an additional 5% of its total assets for temporary purposes. The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.



         Illiquid securities

         The Fund may not invest more than 15% of its net assets in securities that are Illiquid. A security is Illiquid when the Fund may not dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.



         Investment in other investment companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.



                             MANAGEMENT OF THE TRUST


         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts, 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex, other than Evergreen Variable Trust, of which Messrs. Howell, Salton and Scofield are the only Trustees.


Name                                Position with Trust             Principal Occupations for Last Five Years
------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                  Trustee                         Real estate developer and construction consultant;
                                                                    and President of Centrum Equities and Centrum
(DOB: 2/2/28)                                                       Properties, Inc.





22731
                                                            17




Name                                Position with Trust             Principal Occupations for Last Five Years
------------------------------      --------------------------      -------------------------------------------------------------
Charles A. Austin III               Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                     and former Managing Director, Seaward
                                                                    Management Corporation (investment advice).

K. Dun Gifford                      Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                     Committee, Cambridge College; Chairman Emeritus
                                                                    and Director, American Institute of Food and Wine;
                                                                    Chairman and President, Oldways Preservation and
                                                                    Exchange Trust (education); former Chairman of
                                                                    the Board, Director, and Executive Vice President,
                                                                    The London Harness Company; former Managing
                                                                    Partner, Roscommon Capital Corp.; former Chief
                                                                    Executive Officer, Gifford Gifts of Fine Foods;
                                                                    former Chairman, Gifford, Drescher & Associates
                                                                    (environmental consulting); and former Director,
                                                                    Keystone Investments, Inc.

James S. Howell                     Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                      Board of  Trustees              the Carolinas; and former Vice President of Lance
                                                                    Inc. (food manufacturing).

Leroy Keith, Jr.                    Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                      Carson Products Company; Director of Phoenix
                                                                    Total Return Fund and Equifax, Inc.; Trustee of
                                                                    Phoenix Series Fund, Phoenix Multi-Portfolio Fund,
                                                                    and The Phoenix Big Edge Series Fund; and former
                                                                    President, Morehouse College.

Gerald M. McDonnell                 Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                      (steel producer).


Thomas  L. McVerry                  Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                       Corporation; and former Director of Carolina
                                                                    Cooperative Federal Credit Union.

*William Walt Pettit                Trustee                         Partner in the law firm of Holcomb and Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                 Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                      DHR International, Inc. (executive recruitment);
                                                                    former Senior Vice President, Boyden International
                                                                    Inc. (executive recruitment); and Director,
                                                                    Commerce and Industry Association of New
                                                                    Jersey, 411 International, Inc., and J&M Cumming
                                                                    Paper Co.

Russell A. Salton, III              Trustee                         Medical Director, U.S. Health Care/Aetna Health
MD  (DOB: 6/2/47)                                                   Services; and former Managed Health Care
                                                                    Consultant; former President, Primary Physician
                                                                    Care.

Michael S. Scofield                 Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                    Trustee                         Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                      agency); Executive Consultant, Drake Beam Morin,
                                                                    Inc. (executive outplacement); Director of
                                                                    Connecticut Natural Gas Corporation, Hartford
                                                                    Hospital, Old State House Association, Middlesex
                                                                    Mutual Assurance Company, and Enhance
                                                                    Financial Services, Inc.; Chairman, Board of
                                                                    Trustees, Hartford Graduate Center; Trustee,
                                                                    Greater Hartford YMCA; former Director, Vice
                                                                    Chairman and Chief Investment Officer, The
                                                                    Travelers Corporation; former Trustee, Kingswood-
                                                                    Oxford School; and former Managing Director and
                                                                    Consultant, Russell Miller, Inc.
John J. Pileggi, 230                President and                   Senior Managing Director, Furman Selz LLC since
Park Avenue, Suite                  Treasurer                       1992; Managing Director from 1984 to 1992;
910  New York, New                                                  Consultant to BISYS Fund Services since 1996.
York

George O. Martinez,                 Secretary                       Senior Vice President and Director of
3435 Stelzer Road                                                   Administration and Regulatory Services, BISYS
Columbus, Ohio                                                      Fund Services; Vice President/Assistant General
                                                                    Counsel, Alliance Capital Management from 1988.


*This Trustee may be considered an interested trustee within the meaning of the 1940 Act.

         The officers of the Trust are all officers and/or employees of The BISYS Group, Inc. ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS.

         Listed below is the estimated Trustee compensation for calendar year 1998.


                                                       COMPENSATION TABLE
                                                     Pension Or                                          Total
                                                     Retirement                                          Compensation
                           Aggregate                 Benefits Accrued          Estimated Annual          From Registrant
                           Compensation              As Part Of Fund           Benefits Upon             And Fund Complex
     Name Of Person,       From Registrant           Expenses                  Retirement                Paid To Directors
        Position
Laurence B.                $4,500                    $0                        $0                        $75,000
Ashkin
Charles A.Austin           $4,500                    $0                        $0                        $75,000
K. Dun Gifford             $4,250                    $0                        $0                        $70,000
James S. Howell            $5,000                    $0                        $0                        $95,000
Leroy Keith Jr.            $4,250                    $0                        $0                        $70,000
Gerald M.                  $4,500                    $0                        $0                        $75,000
McDonnell
Thomas L.                  $4,750                    $0                        $0                        $86,000
McVerry
William Walt Petit         $4,250                    $0                        $0                        $70,000
David M.                   $4,500                    $0                        $0                        $75,000
Richardson
Russell A.                 $4,250                    $0                        $0                        $70,000
Salton,III
Michael S.                 $4,250                    $0                        $0                        $70,000
Scofield
Richard J. Shima           $4,250                    $0                        $0                        $70,000



                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISER

         The First Capital Group of FUNB is the investment adviser (the "Adviser") to the Fund. FUNB is a subsidiary of First Union Corporation, a bank holding company headquartered in Charlotte, North Carolina. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. First Union Corporation and FUNB are located at 201 South College Street, Charlotte North Carolina 28288

         Pursuant to the advisory agreement (the "Advisory Agreement") between the Trust and the Adviser, and subject to the supervision of the Trust's Board of Trustees, the Adviser furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services.

         All charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and independent auditors' charges and expenses;
(3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of such Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for such Fund and for the Independent Trustees of the Trust on matters relating to such Fund; and
(14) charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of such Fund.

         The Fund pays the Adviser a fee for its services equal to 0.30% of average net assets. The Adviser, however, has voluntarily agreed to reduce its fee by 0.10%, resulting in a net advisory fee of 0.20%.

         Under the Advisory Agreement, any liability of the Adviser in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.



DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor") markets the Fund through broker-dealers and other financial representatives. Its address is 125 55th Street, New York, NY 10019.



DISTRIBUTION PLAN

         Rule 12b-1 under the 1940 Act permits investment mutual funds to use their assets to pay for distributing their shares. However, to take advantage of Rule 12b-1, the 1940 Act requires that mutual funds comply with various conditions, including adopting a distribution plan. The Fund has adopted a distribution plan for its Institutional Service Shares (the "Plan") that permits the Fund to deduct up to 0.25% of the Institutional Service class' average net assets to pay for shareholder services. The Board of Trustees, including a majority of the Independent Trustees has approved the Plan.

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

         The Independent Trustees or a majority of the outstanding voting shares of the Fund's Institutional Service Class may terminate the Plan.

         The Fund cannot change the Plan in a way that materially increases the distribution expenses of the Institutional Service Class without obtaining shareholder approval. Otherwise, the Trustees may amend the Plan.

         Management must report the amounts and purposes of expenditures under the Plan to the Independent Trustees quarterly.

         While the Institutional Service Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Trust have determined that the Fund will benefit from the Institutional Service shares distribution plan.


ADDITIONAL SERVICE PROVIDERS


Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receiive a fee based on the aggregate average daily net assets of the Fund based on the total assets of all mutual funds advised by First Union subsidiaries. EIS' fee is calculated in accordance with the following schedule:
0.60% on the first $7 billion; 0.0425% on the next $3 billion; 0.035% on the next $5 billion; 0.025% on the next $10 billion; 0.019% on the next $5 billion and 0.014% on assets in excess of $30 billion.



Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.



Independent auditors

         Price Waterhouse LLP audits the Fund's financial statement. The auditor's address is 160 Federal Street, Boston, Massachusetts 02110.



Custodian

         State Street Bank and Trust Company is the Fund's custodian. The bank keeps custody of the Fund's securities and cash and performs other related duties. The custodian's address is Box 9021, Boston, Massachusetts 02205-9827.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES


SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.


BROKERAGE COMMISSIONS

         The Fund expects to buy and sell its fixed-income securities through principal transactions that is directly from the issuer or from an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. Usually, when the Fund buys a security from an underwriter, the purchase price will include underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.



                           GENERAL BROKERAGE POLICIES

         The Adviser makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Fund may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

         The Board of Trustees periodically reviews the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.



                               TRUST ORGANIZATION


FORM OF ORGANIZATION

         The Trust was formed as a Delaware business trust on September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.



DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.



VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. However, the Trust intends to hold meetings at least annually. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.



                       LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.



                 PURCHASE, REDEMPTION AND PRICING OF FUND SHARES


EXCHANGES

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen "Select" fund, as described under Exchanges in the Fund's prospectus. Before you make an exchange, you should read the prospectus of the "Select" fund into which you wish to exchange. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.



HOW THE FUND VALUES SHARES


How and When the Fund Calculates Its Net Asset Value Per Share ("NAV")

         The Fund computes its net asset value once daily on Monday through Friday, as described in the Prospectus. The Fund will not compute its net asset value on days on which there have been no purchases or sales of its shares. Also, the Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Each class of shares of the Fund calculates its net asset value per share by adding up its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.



How the Fund Values Securities It Owns

         Current values for the Fund's portfolio securities are determined in the following manner:

         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred;

         (2) securities traded in the over-the-counter market, other than on NMS are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at current market value;

         (4) short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         (6) securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.



SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive their dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Fund will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates their address. Therefore, no interest will accrue on amounts represented by uncashed distribution or redemption checks



                              PRINCIPAL UNDERWRITER


         The Distributor is the principal underwriter for the Trust and with respect to each class of the Fund. The Trust has entered into a Principal Underwriting Agreement ( "Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and statement of additional information. All orders are subject to acceptance by the respective Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.



                         CALCULATION OF PERFORMANCE DATA


         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.



                             ADDITIONAL INFORMATION


         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, statement of additional information or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and 0SAI omit certain information contained in its registration statement, which may be obtained for a fee from the SEC in Washington, D.C.



                              FINANCIAL STATEMENTS


         The audited statement of assets and liabilities and the report thereon of Price Waterhouse LLP for the Fund will be filed by amendment.





--------------------------------------------------------------------------------

                                   APPENDIX A

--------------------------------------------------------------------------------

                                                  CORPORATE BOND RATINGS

S&P Corporate Bond Ratings



A.       Corporate Bond Ratings

         An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         a. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

B.       Bond ratings are as follows:

         a. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         b. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


         5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C.       Moody's Corporate Bond Ratings

Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Those municipal bonds in the Aa, A, and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, and Baa 1.

                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.


Commercial Paper

         Commercial paper will consist of issues rated at the time of purchase A-1, by Standard & Poor's Ratings Group (S&P), or Prime-1 by Moody's Investors Service, Inc., (Moody's) or F-1 by Fitch Investors Services, L.P. (Fitch's); or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by the Fund's investment adviser to be of comparable quality.

A.       S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

         1)       leading market positions in well-established industries;

         2)       high rates of return on funds employed;

         3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

         4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

                     EVERGREEN SELECT FIXED INCOME TRUST



PART C.           OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements

         None

(b)  Exhibits.

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number     Description                                                          Location
-------    -----------                                                           -----------
  1        Declaration of Trust

  2        By-laws

  3        Not applicable

  4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
           Articles II, V, VI, VIII, IX and By-laws
           Articles II and VI included as part of
           Exhibits 1 and 2 of this Registration
           Statement

  5 Form of Investment Advisory Agreement between the Registrant and First Union National Bank

  6(a) Form of Institutional Service Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  6(b)     Form of Institutional  Principal Underwriting
           Agreement between the Registrant and Evergreen Distributor, Inc.

  6(c) Form of Charitable Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  7        Form of Deferred Compensation Plan

  8 Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company

  9(a)     Form of Transfer Agent Agreement between the
           Registrant and Evergreen Service Company.

  9(b) Form of Administration Services Agreement between the Registrant and Evergreen Investment Services, Inc.

  10       Opinion and Consent of Sullivan & Worcester

  11       Not applicable

  12       Not applicable

  13       Not applicable

  14       Retirement Plans                                                     To be filed by amendment

  15       Form of 12b-1 Distribution Plan for
           Institutional Service Shares

  16       Not applicable

  17       Not applicable

  18       Multiple Class Plan

  19       Powers of Attorney                                                   Incorporated by reference to Registrant's
                                                                                Registration Statement Filed on October 6, 1997


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES (AS OF NOVEMBER 7, 1997).

                                                            NUMBER OF
     TITLE OF CLASS                                    RECORD SHAREHOLDERS

     Shares of Beneficial Interest
       without par value:
          Evergreen  Select Core Bond Fund
               Institutional Service Shares                       1
          Evergreen Select Fixed Income Fund
              Institutional Service Shares                        1
          Evergreen  Select Income Plus Fund
              Institutional Service Shares                        1
          Evergreen Select Intermediate Bond Fund
              Institutional Service Shares                        1
          Evergreen Select Intermediate Tax Exempt Bond Fund
              Institutional Service Shares                        1
          Evergreen Select Limited Duration Fund.


ITEM 27.  INDEMNIFICATION.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained in the Registrant's Declaration of Trust, a copy of which is filed herewith.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal
     Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.


ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS.

     (a) For the information required by this item with respect to the Capital Management Group of First Union National Bank, see the section entitled "Management of the Fund - Investment Adviser" in Part A.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.        Chairman and Chief Executive Officer, First
                                  Union Corporation; Chief Executive Officer and
                                  Chairman, First Union National Bank

Anthony P. Terracciano            President, First Union Corporation; President,
                                  First Union National Bank

John R. Georgius                  Vice Chairman, First Union Corporation; Vice
                                  Chairman, First Union National Bank

Marion A. Cowell, Jr.             Executive Vice President, Secretary & General
                                  Counsel, First Union Corporation; Secretary and Executive Vice President, First Union
                                  National Bank

Robert T. Atwood                  Executive Vice President and Chief Financial
                                  Officer, First Union Corporation; Chief
                                  Financial Officer and Executive Vice President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.


ITEM 29.  PRINCIPAL UNDERWRITERS.

     Evergreen Distributor, Inc. The Director and principal executive officers are:

     Directors: Lynn J. Mangum
                Robert J. McMullan
     Officers:  Lynn J. Mangum          Chairman/CEO
                Robert J. McMullan      Executive Vice President/Treasurer
                J. David Huber          President
                Kevin J. Dell           Vice President/General Counsel/Secretary
                Mark J. Rybarczyk       Senion Vice President
                Dennis Sheehan          Senior Vice President
                Mark Dillon             Senior Vice President
                George Martinez         Senior Vice President
                D'Ray Moore             Vice President
                Dale Smith              Vice President
                Michael Burns           Vice President
                Bruce Treff             Assistant Secretary
                Annamaria Porcaro       Assistant Secretary


     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

          Evergreen Investment Services, Inc. and Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

          First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

          Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02720

          State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


ITEM 31.  MANAGEMENT SERVICES.

     Not Applicable.


ITEM 32.  UNDERTAKINGS.

     The undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission a Post-Effective Amendment to this Registration Statement using financial statements of its Evergreen Connecticut Municipal Bond Fund, Evergreen Tax Free Fund and Evergreen Florida Municipal Bond Fund series, which need not be audited, within four to six months from the effective date of Registrant's Registration Statement.

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     Registrant hereby undertakes to have a net worth of at least $100,000 prior to commencing a public offering.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 17th day of November, 1997.


                                        EVERGREEN SELECT FIXED INCOME TRUST

                                        By:      /s/ John J. Pileggi
                                                 ----------------------
                                                 Name:  John J. Pileggi
                                                 Title: President


         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities on the 17th day of November, 1997.

/s/John J. Pileggi                                /s/Thomas L. McVerry*
-------------------------                         -------------------------
John J. Pileggi                                   Thomas L. McVerry
President and Treasurer (Principal                Trustee
Financial and Accounting Officer)

/s/Laurence B. Ashkin*                            /s/William Walt Pettit*
-------------------------                         -------------------------
Laurence B. Ashkin                                William Walt Pettit
Trustee                                           Trustee

/s/Charles A. Austin III*                         /s/David M. Richardson*
-------------------------                         -------------------------
Charles A. Austin III                             David M. Richardson
Trustee                                           Trustee

/s/K. Dun Gifford*                                /s/Russell A. Salton III*
-------------------------                         -------------------------
K. Dun Gifford                                    Russell A. Salton III
Trustee                                           Trustee

/s/James S. Howell*                               /s/Michael S. Scofield*
-------------------------                         -------------------------
James S. Howell                                   Michael S. Scofield
Trustee                                           Trustee

/s/Leroy Keith, Jr.*                              /s/Richard J. Shima*
-------------------------                         -------------------------
Leroy Keith, Jr.                                  Richard J. Shima
Trustee                                           Trustee

/s/Gerald M. McDonnell*
-------------------------
Gerald M. McDonnell
Trustee


*By:   /s/Martin J. Wolin
      -------------------------
       Martin J. Wolin
       Attorney-in-Fact

       Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 19 to this Registration Statement.

                               INDEX TO EXHIBITS

Exhibit
Number     Description
-------    -----------
  5 Form of Investment Advisory Agreement between the Registrant and First Union National Bank

  6(a) Form of Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  6(b) Form of Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  6(c) Form of Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

  7        Form of Deferred Compensation Plan

  8 Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company

  9(a)     Form of Transfer Agent Agreement between the
           Registrant and Evergreen Service Company

  9(b) Form of Administration Services Agreement between the Registrant and Evergreen Investment Services, Inc.

  10       Opinion and Consent of Sullivan & Worcester

  15       Form of 12b-1 Distribution Plan for Institutional Service Shares

  18       Multiple Class Plan